As filed with the Securities and Exchange Commission on April 30, 1997.

                                                       1933 Act File No. 2-78562
                                                      1940 Act File No. 811-3526

                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D. C. 20549
                           -------------------------
                                   FORM N-lA

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                [X]
                    Pre-Effective Amendment No:                        [ ]
                                               ------
                    Post-Effective Amendment No: 20                    [X]
                                                ----

                                       and

REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940        [X]
                    Amendment No: 18


                       LEGG MASON TAX EXEMPT TRUST, INC.
               (Exact Name of Registrant as Specified in Charter)
                            111 South Calvert Street
                           Baltimore, Maryland 21202
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (410) 539-0000

                                   Copies to:

CHARLES A. BACIAGALUPO                            ARTHUR C. DELIBERT, ESQ.
111 South Calvert Street                          Kirkpatrick & Lockhart LLP
Baltimore, Maryland 21202                         1800 Massachusetts Ave., N.W.
(Name and Address of                              Second Floor
   Agent for Service)                             Washington, D.C.  20036-1800

It is proposed that this filing will become effective:


[ ]  immediately upon filing pursuant to Rule 485(b)
[X]  on May 1, 1997 pursuant to Rule 485(b)
[ ]  60 days after filing pursuant to Rule 485(a)(i)
[ ]  on               , 1997 pursuant to Rule 485(a)(i)
[ ]  75 days after filing pursuant to Rule 485(a)(ii)
[ ]  on               , 1997 pursuant to Rule 485(a)(ii)


If appropriate, check the following box:
[ ] This post-effective amendment designates a new effective date for a previously filed post-effective amendment.


Registrant has filed a declaration pursuant to Rule 24f-2 under the Investment Company Act of 1940 and filed the notice required by such Rule for its most recent fiscal year on February 27, 1997.

                       Legg Mason Tax-Exempt Trust, Inc.

                       Contents of Registration Statement


This registration statement consists of the following papers and documents.

Cover Sheet

Table of Contents

Cross Reference Sheet

Part A - Prospectus

Part B - Statement of Additional Information

Part C - Other Information

Signature Page

Exhibits

                       Legg Mason Tax Exempt Trust, Inc.
                        Form N-1A Cross Reference Sheet

Part A Item No.                   Prospectus Caption
---------------                   ------------------
     1                            Cover Page

     2                            Prospectus Highlights;
                                  Fund Expenses

     3                            Financial Highlights;
                                  Performance Information

     4                            The Fund's Investment Objective
                                  and Policies;
                                  Description of the Corporation and Its Shares

     5                            Fund Expenses;
                                  Dividends;
                                  The Fund's Management and Investment Adviser; The Fund's Distributor;
                                  The Fund's Custodian and Transfer Agent

     6                            Prospectus Highlights;
                                  Dividends;
                                  Shareholder Services;
                                  Tax Treatment of Dividends;
                                  How Your Shareholder Account Is Maintained;
                                  Description of the Corporation and Its Shares

     7                            How You Can Invest In the Fund;
                                  How Your Shareholder Account Is Maintained;
                                  How Net Asset Value Is Determined;
                                  The Fund's Distributor

     8                            How You Can Redeem Your Fund Shares

     9                            Not Applicable

                       Legg Mason Tax Exempt Trust, Inc.
                        Form N-1A Cross Reference Sheet

                                   Statement of Additional
Part B Item No.                      Information Caption
---------------                    -----------------------
     10                            Cover Page

     11                            Table of Contents

     12                            Not Applicable

     13 Additional Information About Investment Objectives, Limitations and Policies; Portfolio Transactions and Brokerage

     14                            The Corporation's Directors and Officers

     15                            The Corporation's Directors and Officers

     16                            The Corporation's Independent Accountants;
                                   The Corporation's Custodian and Transfer and
                                   Dividend - Disbursing Agent;
                                   The Fund's Investment Adviser;
                                   The Fund's Distributor

     17                            Portfolio Transactions and Brokerage

     18                            Not Applicable

     19                            Valuation of Shares;
                                   Additional Purchase and Redemption
                                   Information

     20                            Additional Tax Information

     21                            Portfolio Transactions and Brokerage;
                                   The Fund's Distributor

     22                            How the Fund's Yield is Calculated

     23                            Financial Statements

TABLE OF CONTENTS

      Prospectus Highlights                      2
      Expenses                                   3            PROSPECTUS
      Financial Highlights                       4           MAY 1, 1997
      Performance Information                    5
      Investment Objectives and
        Policies                                 6
      How You Can Invest in the Fund             8
      How Your Shareholder Account is                         LEGG MASON
        Maintained                              10               TAX
      How You Can Redeem Your Fund Shares       10              EXEMPT
      How Net Asset Value is Determined         11           TRUST, INC.
      Dividends                                 11
      Tax Treatment of Dividends                12
      Shareholder Services                      12
      The Fund's Management and Investment
        Adviser                                 13
      The Fund's Distributor                    13
      The Fund's Custodian and Transfer Agent   14
      Description of the Corporation and Its
        Shares                                  14
                                                      PUTTING YOUR FUTURE FIRST

ADDRESSES

DISTRIBUTOR:
     Legg Mason Wood Walker, Inc.
     111 South Calvert Street
     P.O. Box 1476, Baltimore, MD 21203-1476
     410 (Bullet) 539 (Bullet) 0000    800 (Bullet) 822 (Bullet) 5544

TRANSFER AND SHAREHOLDER SERVICING AGENT:
     Boston Financial Data Services
     P.O. Box 953, Boston, MA 02103

COUNSEL:

     Kirkpatrick & Lockhart LLP
     1800 Massachusetts Avenue, N.W.,
     Washington, DC 20036-1800

INDEPENDENT ACCOUNTANTS:
     Coopers & Lybrand L.L.P.
     217 East Redwood Street, Baltimore, Maryland 21202

      NO PERSON HAS BEEN AUTHORIZED TO GIVE ANY INFORMATION OR TO MAKE ANY REPRESENTATIONS NOT CONTAINED IN THIS PROSPECTUS OR THE STATEMENT OF ADDITIONAL INFORMATION IN CONNECTION WITH THE OFFERING MADE BY THE PROSPECTUS AND, IF GIVEN OR MADE, SUCH INFORMATION OR REPRESENTATIONS MUST NOT BE RELIED UPON AS HAVING BEEN AUTHORIZED BY THE FUND OR ITS DISTRIBUTOR. THE PROSPECTUS DOES NOT CONSTITUTE AN OFFERING BY THE FUND OR BY THE PRINCIPAL UNDERWRITER IN ANY JURISDICTION IN WHICH SUCH OFFERING MAY NOT LAWFULLY BE MADE.

[Recycled Logo] PRINTED ON RECYCLED PAPER

LMF-015

     THE LEGG MASON TAX EXEMPT TRUST, INC.
     PROSPECTUS

          Legg Mason Tax Exempt Trust, Inc. ("Corporation") is a money market fund seeking to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity.

          The Corporation offers a single portfolio ("Fund"), which normally invests primarily in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("TPI"). Shares in the Fund are issued and redeemed at net asset value, without an initial sales charge or redemption fee. AN INVESTMENT IN THE FUND IS NEITHER INSURED NOR GUARANTEED BY THE U.S. GOVERNMENT. ALTHOUGH THE FUND ATTEMPTS TO MAINTAIN A CONSTANT NET ASSET VALUE OF $1.00 PER SHARE, THERE CAN BE NO ASSURANCE THAT THE FUND WILL ALWAYS BE ABLE TO DO SO.

          This Prospectus sets forth concisely the information about the Fund that a prospective investor should know before investing. It should be retained for future reference. A Statement of Additional Information about the Fund dated May 1, 1997 has been filed with the Securities and Exchange Commission ("SEC") and, as amended or supplemented from time to time, is incorporated herein by reference. The Statement of Additional Information is available without charge upon request from Legg Mason Wood Walker, Incorporated ("Legg Mason"), the Fund's distributor (address and telephone number listed at right).


      MUTUAL FUND SHARES ARE NOT DEPOSITS OR OBLIGATIONS OF, OR GUARANTEED BY, ANY BANK OR OTHER DEPOSITORY INSTITUTION. SHARES ARE NOT INSURED BY THE FDIC, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY, AND ARE SUBJECT TO INVESTMENT RISK, INCLUDING THE POSSIBLE LOSS OF THE PRINCIPAL AMOUNT INVESTED.

      THESE SECURITIES HAVE NOT BEEN APPROVED OR DISAPPROVED BY THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION NOR HAS THE SECURITIES AND EXCHANGE COMMISSION OR ANY STATE SECURITIES COMMISSION PASSED UPON THE ACCURACY OR ADEQUACY OF THIS PROSPECTUS. ANY REPRESENTATION TO THE CONTRARY IS A CRIMINAL OFFENSE.


      Dated: May 1, 1997


      Legg Mason Wood Walker, Inc.
      111 South Calvert Street
      P.O. Box 1476
      Baltimore, MD 21203-1476
      410 (Bullet) 539 (Bullet) 0000
      800 (Bullet) 822 (Bullet) 5544

     PROSPECTUS HIGHLIGHTS
     THE LEGG MASON TAX EXEMPT TRUST, INC.


          The following summary is qualified in its entirety by the more detailed information appearing in the body of this Prospectus and in the Statement of Additional Information.


FUND TYPE:
          The Fund is a no-load, open-end, diversified management investment company. You may purchase or redeem shares of the Fund through a brokerage account with Legg Mason or certain of its affiliates. See "How You Can Invest in the Fund," page 8, and "How You Can Redeem Your Fund Shares," page 10.

FUND STARTED:
          July 14, 1983

NET ASSETS:

          Over $308 million as of March 31, 1997


INVESTMENT OBJECTIVES AND POLICIES:

          The Fund's investment objectives are to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. The Fund normally attempts to meet these investment objectives by investing its assets primarily in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a TPI. Of course, there can be no assurance that the Fund will achieve its objectives. See "Investment Objectives and Policies," page 6.


DISTRIBUTOR:
          Legg Mason Wood Walker, Incorporated

MANAGEMENT AND ADVISER:
          Legg Mason Fund Adviser, Inc. serves as the Fund's manager and investment adviser.

TRANSFER AND SHAREHOLDER SERVICING AGENT:
          Boston Financial Data Services

CUSTODIAN:
          State Street Bank and Trust Company

EXCHANGE PRIVILEGE:

          All funds in the Legg Mason Family of Funds. See "Exchange Privilege," page 12.


YIELD:

          Varies with current tax-exempt money market rates; quoted in the financial section of most major newspapers.


DIVIDENDS:
          Declared daily and paid monthly.

REINVESTMENT:
          All dividends are automatically reinvested in Fund shares unless cash payments are requested.

INITIAL PURCHASE:
          $1,000 minimum, generally.

SUBSEQUENT PURCHASES:

          $500 minimum, generally.


PURCHASE METHODS:

          Send bank/personal check or wire federal funds. See "How You Can Invest in the Fund," page 8.


PUBLIC OFFERING PRICE PER SHARE:
          Net asset value, which the Fund seeks to maintain at $1.00 per share.

CHECKWRITING:
          Available to qualified shareholders upon request. Unlimited number of checks. Minimum amount per check: $250.

     EXPENSES



    The purpose of the following table is to assist an investor in understanding the various costs and expenses that an investor in the Fund will bear directly or indirectly. The expenses and fees set forth in the table are based on average net assets and annual Fund operating expenses for the year ended December 31, 1996.



ANNUAL FUND OPERATING EXPENSES
(AS A PERCENTAGE OF AVERAGE NET ASSETS)
Management fees                                 0.50 %
12b-1 fees                                      0.10 %(A)
Other expenses                                  0.14 %
                                                ----
Total operating expenses                        0.74 %
                                                ====



(A) Effective January 10, 1997, the Fund began compensating Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets. The fee shown reflects determination by Legg Mason to request payment of, and determination by the Board to pay, less than the full amount of the authorized 12b-1 fee. If the full amount of the fee were paid, 12b-1 fees would be 0.20% and total operating expenses would be 0.84%.



EXAMPLE


    The following example illustrates the expenses that you would pay on a $1,000 investment over various time periods assuming (1) a 5% annual rate of return and (2) full redemption at the end of each time period. The Fund charges no redemption fees of any kind.



                     1 YEAR     3 YEARS     5 YEARS     10 YEARS
                     ___________________________________________
                       $8         $24         $41          $92


    This example assumes that all dividends are reinvested and that the percentage amounts listed under "Annual Fund Operating Expenses" remain the same over the time periods shown. The above table and the assumption in the example of a 5% annual return are required by regulations of the SEC applicable to all mutual funds. THE ASSUMED 5% ANNUAL RETURN IS NOT A PREDICTION OF, AND DOES NOT REPRESENT, THE FUND'S PROJECTED OR ACTUAL PERFORMANCE. THE ABOVE TABLES SHOULD NOT BE CONSIDERED REPRESENTATIONS OF PAST OR FUTURE EXPENSES. ACTUAL EXPENSES MAY BE GREATER OR LESS THAN THOSE SHOWN. The Fund's actual expenses will depend upon, among other things, the level of average net assets, the levels of sales and redemptions of shares, and the extent to which the Fund incurs variable expenses, such as transfer agency costs.

     FINANCIAL HIGHLIGHTS


         The financial information in the table below has been audited by Coopers & Lybrand L.L.P., independent accountants. The Fund's financial statements for the year ended December 31, 1996 and the report of Coopers & Lybrand L.L.P. thereon are included in the Fund's annual report and are incorporated by reference in the Statement of Additional Information. The annual report is available to shareholders without charge by calling your Legg Mason or affiliated financial advisor or Legg Mason's Funds Marketing Department at 800-822-5544.



                                                                  FOR THE YEARS ENDED DECEMBER 31,
                                         ------------------------------------------------------------------------------------
                                         1996       1995       1994       1993       1992       1991       1990       1989
                                         ------------------------------------------------------------------------------------
PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of
        year                             $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                          -----------------------------------------------------------------------------------
      Net investment income                .0282      .0313      .0223      .0174      .0231      .0386      .0518      .0571
      Dividends paid from net
        investment income                 (.0282)    (.0313)    (.0223)    (.0174)    (.0231)    (.0386)    (.0518)    (.0571)
                                          -----------------------------------------------------------------------------------
      Net asset value, end of year       $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00      $1.00
                                          ===================================================================================
      Total return                        2.85%      3.17%      2.25%      1.75%      2.34%      3.93%      5.30%      5.86%

RATIO/SUPPLEMENTAL DATA:
      Ratios to average net
        assets:
        Total expenses(A)                  .64%       .66%       --         --         --         --         --         --
        Net expenses(B)                    .64%       .65%       .65%       .69%       .73%       .69%       .70%       .72%
        Net investment
          income                          2.82%      3.14%      2.23%      1.74%      2.33%      3.88%      5.18%      5.69%
      Net assets, end of
        year (in
        thousands)                    $ 278,492  $ 224,656  $ 222,490  $ 237,611  $ 170,046  $ 176,752  $ 183,756  $ 159,815


                                          1988      1987
                                          --------------
PER SHARE OPERATING PERFORMANCE:
      Net asset value, beginning of
        year                             $1.00     $1.00
                                          ----------------
      Net investment income                .0464     .0392
      Dividends paid from net
        investment income                 (.0464)   (.0392)
                                          ----------------
      Net asset value, end of year       $1.00     $1.00
                                          ================
      Total return                        4.74%     3.99%
RATIO/SUPPLEMENTAL DATA:
      Ratios to average net
        assets:
        Total expenses(A)                  --        --
        Net expenses(B)                     .69%      .74%
        Net investment
          income                           4.63%     3.97%
      Net assets, end of
        year (in
        thousands)                      $ 95,364  $ 81,769


  (A) PURSUANT TO NEW SECURITIES AND EXCHANGE COMMISSION REGULATIONS, EFFECTIVE DECEMBER 31, 1995, THIS RATIO REFLECTS TOTAL EXPENSES BEFORE COMPENSATING BALANCE CREDITS. PREVIOUSLY, THE CREDITS WERE INCLUDED IN THE RATIO.
  (B) THIS RATIO REFLECTS TOTAL EXPENSES INCLUDING COMPENSATING BALANCE CREDITS.

     PERFORMANCE INFORMATION

    From time to time, the Fund may quote its yield, including its compound effective yield, in advertisements or in reports or other communications to shareholders. The Fund's "yield" refers to the income generated by an investment in the Fund over a stated seven-day period. This income is then "annualized," that is, the average daily net income generated by the investment during that week is assumed to be generated each day over a 365-day period and is shown as a percentage of the investment. The "effective yield" is calculated similarly but assumes that the shareholder reinvests income earned by an investment. The Fund's effective yield will be slightly higher than the Fund's yield because of the compounding effect of this assumed reinvestment.

    The Fund also may quote its tax-equivalent yield and tax-equivalent effective yield. Tax-equivalent yield shows the taxable yield that would produce the same after-tax income at a stated tax rate as the Fund's tax-exempt yield. Tax-equivalent effective yield shows the taxable effective yield that would produce the same after-tax income at a stated tax rate as the Fund's tax-exempt effective yield.

    Yield information may be useful in reviewing the Fund's performance and providing a basis for comparison with other investment alternatives. However, the Fund's yield may change in response to fluctuations in market interest rates and Fund expenses. Past performance is not a guarantee of future performance.

    The Fund's yield for the seven-day period ended December 31, 1996 was 3.15%. The effective yield for the same period was 3.20%.

     INVESTMENT OBJECTIVES AND POLICIES


    The Fund is a diversified, open-end management investment company which seeks to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity. Under normal conditions, the Fund invests primarily in short-term, high-quality municipal securities, the interest on which is exempt from federal income tax and is not a TPI. The Fund may also invest, to a limited extent, in taxable short-term money market instruments. The Fund attempts to maintain a constant net asset value of $1.00 per share. There is, of course, no assurance that the Fund will always be able to maintain a net asset value of $1.00 per share or that it will achieve its investment objectives.

    The Fund is not intended to be a balanced investment program and is not designed for investors who are unable to benefit from tax-exempt income or for investors seeking capital appreciation or maximum tax-exempt income irrespective of fluctuations in principal. The Fund is not an appropriate investment for "substantial users" of certain facilities financed by industrial development or private activity bonds or persons related to such "substantial users." See "Additional Tax Information" in the Statement of Additional Information.


Municipal Obligations

    The Fund normally invests substantially all of its assets in a diversified portfolio of obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuer, is exempt from federal income tax and is not a TPI ("Municipal Obligations"). As a matter of fundamental policy, except during defensive periods, the Fund will maintain at least 80% of its assets invested in Municipal Obligations that have remaining maturities of one year or less or that are variable or floating rate demand notes. The balance of the Fund's assets normally is invested in Municipal Obligations that have remaining maturities of 397 days or less or that are variable or floating rate demand notes. For purposes of the above policy, the remaining maturities of variable or floating rate demand notes are calculated under the applicable SEC guidelines. The Fund maintains a dollar-weighted average maturity of 90 days or less.

    The Fund limits its investments to obligations which, pursuant to procedures adopted by the Board of Directors, present minimal credit risk in the opinion of the Adviser, and are rated in one of the two highest short-term ratings categories by at least two nationally recognized statistical rating organizations ("NRSROs"), or one NRSRO if only rated by one or, if unrated by any NRSRO, are determined to be of comparable quality by the Adviser. Currently, there are six NRSROs, including Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"). A discussion of the S&P and Moody's ratings is contained in the Statement of Additional Information. The Fund does not intend to invest more than 25% of its net assets in (1) Municipal Obligations whose issuers are located in the same state, (2) Municipal Obligations which are repayable out of revenue streams generated from economically related projects or facilities, or (3) industrial development bonds or private activity bonds issued by issuers in the same industries, provided that, for the purpose of this restriction, there is no limitation with respect to investments in U.S. Treasury bills or other obligations issued or guaranteed by the U.S. Government or its agencies or instrumentalities. The Fund considers the "issuer" of a Municipal Obligation to be the entity responsible for payment. Thus, the District of Columbia, each state, each political subdivision, agency, instrumentality and authority thereof, and each multi-state agency of which a state is a member is a separate "issuer" as that term is used in this Prospectus. In certain circumstances, the non-government user of facilities financed by industrial development bonds or private activity bonds is considered to be the issuer.

    The yields on Municipal Obligations are dependent on a variety of factors, including general money market conditions, general conditions of the Municipal Obligations market, the financial condition of the issuer, the size of the particular offering, the maturity of the obligation, the credit quality and ratings of the issue and expectations regarding changes in income tax rates. The ratings of NRSROs represent their opinion as to the quality of the Municipal Obligations that they undertake to rate. The ratings are not guarantees as to quality and may change after the Fund has acquired a security.

    Municipal Obligations include debt obligations issued to obtain funds for various public purposes, including constructing a wide range of public facilities, refunding outstanding obligations, obtaining funds for general operating expenses and making loans to other public institutions and facilities. Industrial development bonds and private activity bonds are issued by or on behalf of public authorities to finance various privately operated facilities, including pollution control facilities.

    "General obligation bonds" are secured by the issuer's pledge of its full faith and credit, including its taxing power. "Revenue bonds" are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source, such as the corporate user of the facility being financed. Industrial development bonds and private activity bonds are usually revenue bonds and are not payable from the unrestricted revenues of a municipality. The credit quality of industrial development bonds and private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Municipal Obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

    The Fund's portfolio will be affected by general changes in market interest rates resulting in increases or decreases in the value of the Municipal Obligations held by the Fund. Investors should recognize that, in periods of declining interest rates, the Fund's yield will tend to be somewhat higher than prevailing market rates, and in periods of rising interest rates, the Fund's yield will tend to be somewhat lower. Also, when interest rates are falling, the inflow of net new money to the Fund from the continuous sale of its shares will likely be invested in portfolio instruments producing lower yields than the balance of its portfolio, thereby reducing the current yield of the Fund. In periods of rising interest rates, the opposite can be expected to occur.

    Current efforts to restructure the federal budget and the relationship between the federal government and state and local governments may adversely impact the financing of some issuers of municipal securities. Some states and localities are experiencing substantial deficits and may find it difficult for political or economic reasons to increase taxes. Some local jurisdictions have invested heavily in derivative instruments and may now hold portfolios of uncertain valuation. Efforts are also under way that may result in a restructuring of the federal income tax system. These developments could reduce the value of all municipal securities, or the securities of particular issuers.


When-Issued Securities

    The Fund may enter into commitments to purchase Municipal Obligations on a when-issued basis. When-issued securities are often the most efficiently priced and have the best liquidity in the bond market. As with the purchase of any security, when the Fund purchases securities on a when-issued basis, it assumes the risks of ownership, including the risk of price fluctuation, at the time of purchase, not at the time of receipt. However, the Fund does not pay for such securities until they are delivered to the Fund, normally 7 to 45 days later. To meet that payment obligation, the Fund will establish a segregated account with its custodian and maintain cash or appropriate liquid securities, in an amount at least equal in value to the payment that will be due. Failure by the issuer to deliver a security purchased on a when-issued basis may result in a loss or missed opportunity by the Fund to make an alternative investment. Commitments to purchase when-issued securities will not exceed, in the aggregate, 25% of the Fund's total assets.


Stand-By Commitments
    The Fund may acquire "stand-by commitments" with respect to its investments in Municipal Obligations. A stand-by commitment is a put (that is, the right to sell the underlying security within a specified period of time at a specified exercise price that may be sold, transferred or assigned only with the underlying security) that entitles the Fund to same-day settlement. Under a stand-by commitment, a broker, dealer or bank agrees to purchase, at the Fund's option, specified Municipal Obligations at amortized cost plus accrued interest. The total amount paid for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the Fund's total asset value calculated immediately after each stand-by commitment is acquired.

Variable Rate and Floating Rate Obligations

    The Fund may invest in variable and floating rate Municipal Obligations and notes. Variable rate obligations have an interest rate that is adjusted periodically based upon market conditions.

    The Fund may also invest in floating rate and variable rate demand notes. Demand notes provide that the holder may demand payment of the note at its par value plus accrued interest. These notes may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. The Fund, as permitted by the SEC, may rely on the credit enhancement in purchasing demand notes. Because the Fund invests in such securities backed by banks and other financial institutions, changes in the credit quality of these institutions could cause losses to the Fund and affect its share price. Floating rate demand notes have an interest rate related to a known lending rate, such as the prime rate, and are automatically adjusted when such known rate changes. The Fund may invest in variable rate and floating rate notes carrying stated maturities in excess of 397 days at the date of purchase by the Fund if such obligations carry demand features that comply with conditions established by the SEC. In such cases, the Fund is entitled to consider the note as having a maturity of 397 days or less, based on the date the interest rate will be reset or when the principal can be recovered through demand.

Temporary Investments

    From time to time for liquidity purposes or pending the investment of the proceeds of the sale of shares, the Fund may invest up to 20% of its net assets in: obligations of the U.S. Government, its agencies and instrumentalities; certificates of deposit and bankers' acceptances of U.S. domestic banks with assets of one billion dollars or more; commercial paper or other corporate notes of high grade quality; and any of such items subject to short-term repurchase agreements. Interest earned from such taxable investments will be taxable to investors as ordinary income when distributed to them. For temporary defensive purposes, the Fund may invest up to 100% of its assets in U.S. government securities and other taxable short-term instruments.


Investment Limitations
    The Fund has adopted certain fundamental limitations that, like its investment objectives and its policy of investing (except during defensive periods) at least 80% of its assets in short-term Municipal Obligations, can be changed only by the vote of Fund shareholders. These investment limitations are set forth under "Investment Limitations" in the Statement of Additional Information. Other Fund policies, unless described as fundamental, can be changed by action of the Board of Directors.


HOW YOU CAN INVEST IN THE FUND



    You may purchase shares of the Fund through a brokerage account with Legg Mason or with an affiliate that has a dealer agreement with Legg Mason. Your Legg Mason or affiliated financial advisor will be pleased to explain the shareholder services available from the Fund and answer any questions you may have.

    The minimum initial investment in the Fund for each account, including investments made by exchange from other Legg Mason funds, is $1,000, and the minimum investment for each purchase of additional shares is $500, except as noted below. Those investing through the Fund's Future First Systematic Investment Plan, payroll deduction plans and plans involving automatic transfer of funds from Legg Mason brokerage accounts, accounts with other financial institutions and certain unit investment trusts are subject to lower minimum initial and subsequent investments. The Fund reserves the right to change the minimum amount requirements at its discretion. You should always furnish your shareholder account number when making additional purchases of shares.

    Clients of certain institutions that maintain omnibus accounts with the Fund's transfer agent may obtain shares through those institutions. Such institutions may receive payments from the Fund's distributor for account servicing, and may receive payments from their clients for other services performed. Investors can purchase Fund shares from Legg Mason without receiving or paying for such other services.

    Cash held in Legg Mason brokerage accounts of Fund shareholders may be invested in the Fund during regularly scheduled "sweeps" of such accounts made twice each month. (Brokerage accounts participating in the Premier Asset Management Account described on page 12 are swept daily for free credit balances of $100 or more and weekly for free credit balances of less than $100.)

    There are four ways you can invest:

1. BY MAIL
    Once you have opened an account with the Fund, you may purchase shares by mail by sending a check for $500 or more (payable to "Legg Mason Tax Exempt Trust, Inc.") to:

    Legg Mason Tax Exempt Trust, Inc.
    P.O. Box 1476
    Baltimore, Maryland 21203-1476
    [Insert your name and account number]

2. BY TELEPHONE OR WIRE TRANSFER OF FUNDS


    Once you have opened an account with the Fund, you may also purchase shares by telephone from available cash balances in your Legg Mason or affiliated brokerage account or by wire transfer of funds from your bank directly to Legg Mason. Please contact any Legg Mason or affiliated financial advisor for further information. Wire transfers may be subject to a service charge by your bank.


3. THROUGH THE FUTURE FIRST SYSTEMATIC INVESTMENT PLAN


    You may also buy shares in the Fund through the Future First Systematic Investment Plan. Under this plan, you may arrange for automatic monthly investments in the Fund of $50 or more by authorizing Boston Financial Data Services ("BFDS"), the Fund's transfer agent, to transfer funds each month from your checking account. Please contact any Legg Mason or affiliated financial advisor for further information.


4. THROUGH AUTOMATIC INVESTMENTS


    Arrangements may be made with some employers and financial institutions, such as banks or credit unions, for regular automatic monthly investments of $50 or more in shares of the Fund. In addition, it may be possible for dividends from certain unit investment trusts to be invested automatically in Fund shares. Persons interested in establishing such automatic investment programs should contact the Fund through any Legg Mason or affiliated financial advisor.



    Shares of the Fund are issued at the net asset value next determined after receipt of a purchase order and payment in proper form. Many instruments in which the Fund invests must be paid for in immediately available money called "federal funds." Therefore, payments received from you for the purchase of shares in other than federal funds form will require conversion into federal funds before your purchase order will be accepted. For checks, this normally will take two days but may take up to nine days. All checks are accepted subject to collection at full face value in federal funds and must be drawn in U.S. dollars on a domestic bank. Purchases made by telephone from available cash balances in your Legg Mason or affiliated brokerage account or by wire payments representing federal funds will normally be completed on the same or the next business day. If an order and payment in federal funds is received by your Legg Mason or affiliated financial advisor prior to 12:00 noon, Eastern time, on any day that the New York Stock Exchange ("Exchange") is open, the shares will be purchased and earn dividends on that day; if such an order is received at 12:00 noon or later, or on days the Exchange is closed, the shares will be purchased at the next determined net asset value and will earn dividends on the next day the Exchange is open. See "How Net Asset Value is Determined," page 11.


    The Fund reserves the right to reject any order for shares of the Fund or to suspend the offering of shares for a period of time.

HOW YOUR SHAREHOLDER ACCOUNT IS MAINTAINED



    When you initially purchase shares of the Fund, a shareholder account is automatically established for you. Any shares that you purchase or receive as a dividend will be credited directly to your account at the time of purchase or receipt. Shares may not be held in or transferred to an account with any brokerage firm other than Legg Mason or its affiliates. The Fund no longer issues share certificates.



HOW YOU CAN REDEEM YOUR FUND SHARES


    All redemptions will be made in cash at the net asset value per share next determined after the receipt by the Fund of a redemption request in proper form, either in writing or by telephone as described below. Requests for redemption received after 12:00 noon, Eastern time, will be executed on the next day the Exchange is open, at the net asset value next determined. However, payment of redemption proceeds for shares purchased by check and shares acquired through reinvestment of dividends on such shares may be delayed for up to 10 days after receipt of the check in order to allow time for the check to clear. Any of the following methods may be used to redeem shares:

1. REDEMPTION BY TELEPHONE

    Telephone redemptions may be made by calling your Legg Mason or affiliated financial advisor. The minimum amount for telephone redemptions is $100 unless you require a lesser amount to complete a transaction in your Legg Mason or affiliated brokerage account. Proceeds of redemptions requested by telephone will be transmitted only to you. They may be transferred by mail or wire, at your direction (see below). Proceeds of redemptions authorized by telephone will be credited to your Legg Mason or affiliated brokerage account the same day. Wire transfers of proceeds to you or your Legg Mason or affiliated brokerage account will normally be transmitted the same day.


    To make a telephone redemption, you should call your Legg Mason or affiliated financial advisor and provide your name, the Fund's name, your Fund account number and the number of shares or dollar amount you wish to redeem. In the event that you are unable to reach your Legg Mason or affiliated financial advisor by telephone, you may make a redemption request by mail. There is no fee for telephone redemptions with the exception of wire redemptions made by telephone, as described below.


    You may request by telephone that your shares be redeemed and the proceeds wired to your account at a commercial bank in the United States. In order to initiate a wire redemption by telephone, you must inform your Legg Mason or affiliated financial advisor of the name and address of your bank and your bank account number. If your designated bank is not a member of the Federal Reserve System, the proceeds will be wired to a member bank that has a correspondent relationship with your bank. The failure of the member bank to notify your bank immediately of the wire transfer could delay the crediting of redemption proceeds to your bank. An $18 fee for using the wire redemption service will be deducted by Legg Mason or its affiliate from the redemption proceeds that are wired to your bank.


    The Fund will not be responsible for the authenticity of redemption instructions received by telephone, provided it follows reasonable procedures to identify the caller. The Fund may request identifying information from callers or employ identification numbers. The Fund may be liable for losses due to unauthorized or fraudulent instructions if it does not follow reasonable procedures. Telephone redemption privileges are available automatically to all shareholders unless certificates have been issued. Shareholders who do not wish to have telephone redemption privileges should call their Legg Mason or affiliated financial advisor for further instructions.


2. REDEMPTION BY CHECK
    The Fund offers a free checkwriting service that permits you to write checks to anyone in amounts of $250 or more. The checks will be paid at the time they are received by BFDS by redeeming the appropriate number of shares in your account; the shares will earn dividends until the check clears BFDS for payment. Please contact your Legg Mason or affiliated financial advisor for further information regarding this service.


3. REDEMPTION BY MAIL
    You may request the redemption of your shares by sending a letter signed by all of the registered owners of the account to: "Legg Mason Tax Exempt Trust, Inc., c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476." Any stock certificates issued for the shares must be surrendered at the same time. For your protection, certificates, if any, should be sent by registered mail. On all requests for the redemption of shares valued at $10,000 or more, or when the proceeds of the redemption are to be paid to someone other than you, your signature must have been guaranteed without qualification by a national bank, a state bank, a member firm of a principal stock exchange or other entity described in Rule 17Ad-15 under the Securities Exchange Act of 1934. Legg Mason or its affiliates may request further documentation from corporations, executors, partnerships, administrators, trustees or custodians. Checks normally will be mailed within three business days of receipt of a proper redemption request to your address of record or, in accordance with your written request, to some other person.

4. REDEMPTION TO PAY FOR SECURITIES PURCHASES AT LEGG MASON

    Legg Mason has established special redemption procedures for Fund shareholders who wish to purchase stocks, bonds or other securities at Legg Mason. You may place an order to buy securities through your Legg Mason or affiliated financial advisor and, in the absence of any indication that you wish to make payment in another manner, Fund shares will be redeemed on the settlement date for the amount due. Fund shares may also be redeemed by Legg Mason to cover debit balances in your brokerage account. Contact your Legg Mason or affiliated financial advisor for details.


    Because of the relatively high cost of maintaining small accounts, the Fund may elect to close any account with a current value due to redemptions of less than $500 by redeeming all of the shares in the account and mailing the proceeds to you. If the Fund elects to redeem the shares in your account, you will be notified that your account is below $500 and will be allowed 60 days to make an additional investment to avoid having your account closed.

    To the extent permitted by law, the Fund reserves the right to take up to seven days to make payment upon redemption if, in the judgment of the Adviser, the Fund could be adversely affected by immediate payment. (The Statement of Additional Information describes several circumstances in which the date of redemption may be postponed or the right of redemption suspended.)



HOW NET ASSET VALUE IS DETERMINED


    Net asset value per Fund share is determined twice daily, as of 12:00 noon, Eastern time, and as of the close of business of the Exchange (normally 4:00 p.m., Eastern time), on every day that the Exchange is open, by subtracting the Fund's liabilities from its total assets and dividing the result by the number of shares outstanding. The Fund attempts to maintain a per share net asset value of $1.00 by using the amortized cost method of valuation. The Fund cannot guarantee that net asset value will always remain at $1.00 per share.


DIVIDENDS



    Dividends are declared daily and paid monthly. Dividends are automatically reinvested on payment dates in shares of the Fund unless cash payments are requested by writing to a Legg Mason or affiliated financial advisor. Requests for payments of dividends in cash must be received at least 10 days prior to a payment date in order to be honored on that date.


    In certain cases, you may reinvest your dividends in shares of another Legg Mason fund. Please contact your Legg Mason or affiliated financial advisor for additional information about this option.

    Because the Fund's policy is, under normal circumstances, to hold portfolio securities to maturity and to value portfolio securities at amortized cost, it does not expect to realize any capital gain or loss. If the Fund does realize any net short-term capital gains, it will distribute them at least once every 12 months.


TAX TREATMENT OF DIVIDENDS



    The Fund intends to continue to qualify for treatment as a regulated investment company under the Internal Revenue Code of 1986. If the Fund so qualifies and, at the close of each quarter of its taxable year, at least 50% of the value of its total assets consists of certain obligations the interest on which is excludable from gross income for federal income tax purposes, the Fund may pay "exempt-interest" dividends to its shareholders. Those dividends constitute the portion of the aggregate dividends (other than distributions of net short-term capital gains, if any, and any other taxable income), as designated by the Fund, equal to the excess of the excludable interest over certain amounts disallowed as deductions. Exempt-interest dividends are excludable from a shareholder's gross income; however, the amount of such dividends must be reported on the recipient's federal income tax return.

    Interest on indebtedness incurred or maintained by a shareholder in order to purchase or hold Fund shares is not deductible. Dividends derived from interest on Municipal Obligations may not be exempt from taxation under state or local law.

    Shareholders receive information after the close of each calendar year concerning the federal income tax status of all dividends.

    The foregoing is only a summary of some of the important federal income tax considerations generally affecting the Fund and its shareholders; see the Statement of Additional Information for a further discussion. In addition to those considerations, which are applicable to any investment in the Fund, there may be other federal, state or local tax considerations applicable to a particular investor. Prospective shareholders are urged to consult their tax advisers with respect to the effects of this investment on their own tax situations.


SHAREHOLDER SERVICES


CONFIRMATIONS AND REPORTS
    An account statement will be sent to you monthly unless there has been no activity in the account or you are purchasing shares through the Future First Systematic Investment Plan or through automatic investments, in which case an account statement will be sent quarterly. Reports will be sent to shareholders at least semiannually showing the Fund's portfolio and other information; the annual report will contain financial statements audited by the Fund's independent accountants.

    Shareholder inquiries should be addressed to "Legg Mason Tax Exempt Trust, Inc., c/o Legg Mason Funds Processing, P.O. Box 1476, Baltimore, Maryland 21203-1476."

SYSTEMATIC WITHDRAWAL PLAN

    You may elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis if you are purchasing or already own shares with a net asset value of $5,000 or more. Please contact your Legg Mason or affiliated financial advisor for further information.


PREMIER ASSET MANAGEMENT ACCOUNT

    Shareholders may participate in Legg Mason's Premier Asset Management Account, which combines the Fund account, a preferred customer VISA Gold debit card, a Legg Mason brokerage account with margin borrowing availability and unlimited checks with no minimum check amount. Other services include automatic transfer of free credit balances in a participant's brokerage account to the Fund account and automatic redemption of Fund shares to offset debit balances in the participant's brokerage account. Legg Mason charges an annual fee for the Premier Asset Management Account, which is currently $85 for individuals and $100 for corporations and businesses. For further information, contact your Legg Mason or affiliated financial advisor.


EXCHANGE PRIVILEGE

    As a Fund shareholder, you are entitled to exchange your shares of the Fund for shares of any of the Legg Mason Funds, provided that such shares are eligible for sale in your state of residence.

    Investments by exchange into the Legg Mason funds sold without an initial sales charge are made at the per share net asset value next determined on the same business day as redemption of the Fund shares you wish to exchange. Investments by exchange into the Legg Mason funds sold with an initial sales charge are made at the per share net asset value, plus the applicable sales charge, determined on the same business day as redemption of the Fund shares you wish to redeem; except that no sales charge will be imposed upon proceeds from the redemption of Fund shares to be exchanged that were originally purchased by exchange from a fund on which the same or higher initial sales charge previously was paid. There is no charge for the exchange privilege, but the Fund reserves the right to terminate or limit the exchange privilege of any shareholder who makes more than four exchanges from the Fund in one calendar year.


    To obtain further information concerning the exchange privilege and prospectuses of other Legg Mason funds, or to make an exchange, please contact your Legg Mason or affiliated financial advisor. To effect an exchange by telephone, please call your Legg Mason or affiliated financial advisor with the information described in the section "How You Can Redeem Your Fund Shares -- Redemption by Telephone," page 10. The other factors relating to telephone redemptions described in that section apply also to telephone exchanges. Please read the prospectus for the other funds carefully before you invest by exchange. The Fund reserves the right to modify or terminate the exchange privilege upon 60 days' notice to shareholders.



THE FUND'S MANAGEMENT AND INVESTMENT ADVISOR

BOARD OF DIRECTORS
    The business and affairs of the Fund are managed under the direction of the Corporation's Board of Directors.

ADVISER

    Pursuant to an advisory agreement with the Fund, which was approved by the Corporation's Board of Directors, Legg Mason Fund Adviser, Inc. ("Adviser"), serves as the Fund's investment adviser and manager. The Adviser manages the investment and other affairs of the Fund and directs the investments of the Fund in accordance with its investment objectives, policies and limitations. The Fund pays the Adviser, pursuant to the Advisory Agreement, a fee equal to an annual rate of 0.50% of the Fund's average daily net assets.


    The Adviser acts as investment adviser, manager or consultant to eighteen investment company portfolios which had aggregate assets under management of over $7.0 billion as of March 31, 1997. The Adviser's address is 111 South Calvert Street, Baltimore, Maryland 21202.


    Legg Mason receives a fee from BFDS for assisting it with its transfer agent and shareholder servicing functions. For the year ended December 31, 1996, Legg Mason received $42,000 for performing such services in connection with this Fund.



THE FUND'S DISTRIBUTOR



    Legg Mason acts as distributor of the Fund's shares pursuant to an Underwriting Agreement with the Fund. Pursuant to the Fund's Distribution Plan, the Fund may pay a distribution fee for distribution services not to exceed an annual rate of 0.20% of the Fund's average daily net assets. Effective January 10, 1997, the Fund began compensating Legg Mason for distribution costs and services at an annual rate equal to 0.10% of its average daily net assets.


    Activities for which payments may be made include, but are not limited to, compensation to persons, including Legg Mason financial advisors, who engage in or support distribution of shares or who provide shareholder services, printing of prospectuses and reports for persons other than existing shareholders, advertising, preparation and distribution of sales literature, overhead and telephone expenses.


    The fees received by Legg Mason during any year may be more or less than its costs of providing distribution and shareholder services for the Fund.


    NASD rules limit the amount of annual distribution and service fees that may be paid by mutual funds, and impose a ceiling on the cumulative distribution fees paid. The Fund's Distribution Plan complies with those rules.


    Legg Mason is a wholly owned subsidiary of Legg Mason, Inc., which is also the parent of the Adviser.

    The Chairman, President and Treasurer of the Fund are employed by Legg
Mason.


THE FUND'S CUSTODIAN AND TRANSFER AGENT


    State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105, is custodian for the securities and cash of the Fund. Boston Financial Data Services, P.O. Box 953, Boston, MA 02103 is transfer agent for Fund shares, and dividend-disbursing agent for the Fund.


DESCRIPTION OF THE CORPORATION AND ITS SHARES


    The Corporation is a diversified, open-end management investment company which was incorporated in Maryland on July 26, 1982. The Corporation is authorized to issue multiple series of capital stock, each with a par value of $.001 per share, at the discretion of the Board of Directors. To date, the directors have authorized the issuance of only one series: shares in the Fund. Each share in the Fund is entitled to one vote for the election of directors and any other matter submitted to a shareholder vote. Fractional shares have fractional voting rights. Voting rights are not cumulative. All shares in the Fund are fully paid and nonassessable and have no preemptive or conversion rights.

    Shareholder meetings will not be held except where the 1940 Act requires a shareholder vote on certain matters (including the election of directors, approval of an advisory contract, and approval of a material increase in the fees payable under the plan of distribution pursuant to Rule 12b-1). The Corporation will call a special meeting of the shareholders at the request of 10% or more of the shares entitled to vote; shareholders wishing to call such a meeting should submit a written request to the Fund at 111 South Calvert Street, Baltimore, Maryland 21202, stating the purpose of the proposed meeting and the matters to be acted upon.

Statement of
Additional Information

                     THE LEGG MASON TAX EXEMPT TRUST, INC.

                             MONEY MARKET PORTFOLIO

         Legg Mason Tax Exempt Trust, Inc. ("Corporation") is a money market fund seeking to produce high current income exempt from federal income tax, to preserve capital, and to maintain liquidity.


         The Corporation offers a single portfolio, the Money Market Portfolio ("Fund"). In attempting to achieve its objectives, the Fund's investment adviser, Legg Mason Fund Adviser, Inc. ("Adviser"), normally invests primarily in short-term, high-quality municipal obligations, the interest on which is exempt from federal income tax and is not a tax preference item for purposes of the federal alternative minimum tax ("TPI"). Shares in the Fund are issued and redeemed at net asset value, without an initial sales charge or redemption fee. The Fund attempts to maintain a stable net asset value of $1.00 per share, although there can be no assurance that it will always be able to do so.

         This Statement of Additional Information is not a prospectus and should be read in conjunction with the Fund's Prospectus, dated May 1, 1997, which has been filed with the Securities and Exchange Commission ("SEC"). A copy of the Prospectus is available without charge from the Fund's distributor, Legg Mason Wood Walker, Incorporated ("Legg Mason") (address and telephone numbers listed below).


Dated:  May 1, 1997






                            Legg Mason Wood Walker,
                                  Incorporated
--------------------------------------------------------------------------------
                            111 South Calvert Street
                           Baltimore, Maryland  21202
                         (410) 539-0000  (800) 822-5544

                               Table of Contents


                                                                     Page
                                                                     ----
Additional Information About Investment Objectives,
     Limitations, and Policies                                         2
Investment Limitations                                                 5
Additional Purchase and Redemption Information                         7
How the Fund's Yield Is Calculated                                    11
Additional Tax Information                                            13
Valuation of Shares                                                   14
The Corporation's Directors and Officers                              16
The Fund's Investment Adviser                                         18
The Fund's Distributor                                                20
Portfolio Transactions and Brokerage                                  21
The Corporation's Custodian and Transfer and Dividend-
     Disbursing Agent                                                 21
The Corporation's Legal Counsel                                       21
The Corporation's Independent Accountants                             21
Financial Statements                                                  21
Appendix A:  Ratings of Securities                                    A-1




     No person has been authorized to give any information or to make any representations not contained in the Prospectus or this Statement of Additional Information in connection with the offering made by the Prospectus and, if given or made, such information or representations must not be relied upon as having been authorized by the Fund or its distributor. The Prospectus and this Statement of Additional Information do not constitute an offering by the Fund or by the distributor in any jurisdiction in which such offering may not lawfully be made.

                    ADDITIONAL INFORMATION ABOUT INVESTMENT
                     OBJECTIVES, LIMITATIONS, AND POLICIES


         The following information supplements the information concerning the Fund's investment objectives, limitations and policies found in the Prospectus. The Fund normally invests substantially all of its assets in a diversified portfolio of obligations issued by or on behalf of the states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies, instrumentalities or authorities, the interest on which, in the opinion of counsel to the issuers, is exempt from federal income tax and is not a TPI ("Municipal Obligations").


         The  Prospectus  explains  that the  Fund,  in  selecting  investments, considers the ratings assigned to securities by nationally recognized statistical rating organizations ("NRSROs"), such as Moody's Investors Service, Inc. ("Moody's") and Standard & Poor's ("S&P"). The ratings of NRSROs represent their opinions as to the quality of the Municipal Obligations which they undertake to rate. It should be emphasized, however, that ratings are general and are not absolute standards of quality. Consequently, Municipal Obligations with the same maturity, interest rate and rating may have different market prices. The Appendix to this Statement of Additional Information contains information concerning the ratings of Moody's and S&P and their significance. The Fund considers each rating to include any modifiers, e.g., "+" or "-".

         Municipal Obligations include "general obligation bonds," which are secured by the issuer's pledge of its full faith and credit, including its taxing power, and "revenue bonds," which are payable only from the revenues derived from a particular facility or class of facilities or from the proceeds of a special excise tax or other specific revenue source, such as the corporate user of the facility being financed. Industrial development bonds and private activity bonds usually are revenue bonds and are not payable from the unrestricted revenues of the issuer. The credit quality of industrial development bonds and private activity bonds is usually directly related to the credit standing of the corporate user of the facilities. Municipal Obligations also include short-term tax anticipation notes, bond anticipation notes, revenue anticipation notes and other forms of short-term debt obligations. Such notes may be issued with a short-term maturity in anticipation of the receipt of tax funds, the proceeds of bond placements or other revenues.

         Opinions relating to the validity of Municipal Obligations, to the exemption of interest thereon from federal income tax, and to that interest's not being a TPI are rendered by bond counsel to the issuers at the time of issuance. Neither the Fund nor the Adviser will independently review the basis for such opinions.

         An issuer's obligations under its Municipal Obligations are subject to the provisions of bankruptcy, insolvency and other laws affecting the rights and remedies of creditors, such as the Federal Bankruptcy Act, and laws that may be enacted by Congress or state legislatures extending the time for payment of principal or interest, or both, or imposing other constraints upon enforcement of such obligations. There is also the possibility that litigation or other conditions may materially and adversely affect the power or ability of issuers to meet their obligations for the payment of interest and principal on their Municipal Obligations.

         From time to time, Congress has considered proposals that would restrict or eliminate the federal income tax exemption for interest on Municipal Obligations. If Congress enacted such a proposal, the availability of Municipal Obligations for investment by the Fund and the value of its assets could be materially and adversely affected. In that event, the Fund would re-evaluate its investment objectives and policies and consider changes in its structure or possible dissolution.

When-Issued Securities

         As stated in the Prospectus, the Fund may enter into commitments to purchase new issues of municipal bonds on a when-issued basis. Delivery of and payment for these securities normally take place

7 to 45 days after the date of the commitment. Interest rates on when-issued securities are normally fixed at the time of the commitment. Consequently, increases in the market rate of interest between the commitment date and settlement date may result in a market value for the security on the settlement date that is less than its purchase price.


         Commencing on the date of such commitment agreement, the Fund maintains in a segregated account with the custodian, cash or appropriate liquid securities equal in value to the purchase price for the when-issued securities due on the settlement date. The Fund makes when-issued commitments only with the intention of actually acquiring the securities subject to such a commitment, but the Fund may sell these securities before the settlement date if market conditions warrant. When payment is due for when-issued securities, the Fund meets its obligations from then-available cash flow, from the sale of securities or, although it would not normally expect to do so, from the sale of the when-issued securities themselves (which may have a market value greater or less than the Fund's payment obligation). As the Prospectus states, commitments to purchase when-issued securities will not exceed 25% of the Fund's total assets.


Stand-By Commitments

         When the Fund exercises a stand-by commitment that it has acquired from a dealer with respect to its investments in Municipal Obligations, the dealer normally pays the Fund an amount equal to (1) the Fund's acquisition cost of the Municipal Obligations (excluding any accrued interest which the Fund paid on its acquisition), less any amortized market premium or plus any amortized market or original issue discount during the period the Fund owned the securities, plus
(2) all interest accrued on the securities since the last interest payment date or the date the securities were purchased by the Fund, whichever is later. The Fund's right to exercise stand-by commitments is unconditional and unqualified and exercisable by the Fund at any time prior to the underlying securities' maturity.

         A stand-by commitment is not transferable by the Fund without the underlying securities, although the Fund could sell the underlying Municipal Obligations to a third party at any time. The Fund may pay for stand-by commitments either separately in cash or by paying a higher price for portfolio securities which are acquired subject to such a commitment (thus reducing the yield to maturity otherwise available for the same securities). The total amount paid in either manner for outstanding stand-by commitments held by the Fund will not exceed 1/2 of 1% of the Fund's total asset value calculated immediately after each stand-by commitment is acquired. The Fund intends to enter into stand-by commitments only with those banks, brokers and dealers that in the Adviser's opinion present minimal credit risks.

         The Fund intends to acquire stand-by commitments solely to facilitate liquidity and does not intend to exercise its rights thereunder for trading purposes. The acquisition of a stand-by commitment would not ordinarily affect the valuation or assumed maturity of the underlying Municipal Obligations, which will continue to be valued in accordance with the amortized cost method. Stand-by commitments acquired by the Fund will be valued at zero in determining net asset value. Where the Fund paid directly or indirectly for a stand-by commitment, its cost will be reflected as unrealized depreciation during the period the commitment is held by the Fund. Stand-by commitments will not affect the average weighted maturity of the assets of the Fund.

Variable Rate and Floating Rate Obligations

         The Prospectus states that the Fund may invest in variable and floating rate Municipal Obligations. A variable rate obligation differs from an obligation with a fixed rate coupon, the value of which fluctuates in inverse relation to interest rate changes. If interest rates decline, generally the value of a fixed rate obligation increases and the obligation sells at a premium. Should interest rates increase , generally the value of a fixed rate obligation decreases and the obligation sells at a discount. The magnitude of such capital fluctuations is also a function of the period of time remaining until the obligation matures. Short-term fixed rate obligations are minimally affected by interest rate changes; the greater the remaining period until maturity, the greater the fluctuation in value of a fixed rate obligation is likely to be.

         Variable rate obligation coupons are not fixed for the full term of the obligation but are adjusted periodically based upon changes in prevailing interest rates. As a result, the value of variable rate obligations is less affected by changes in interest rates. The more frequently such obligations are adjusted, the less such obligations are affected by interest rate changes during the period between adjustments. The value of a variable rate obligation, however, may fluctuate in response to market factors and changes in the creditworthiness of the issuer.

         By investing in variable rate obligations, the Fund hopes to take advantage of the normal yield curve function that usually results in higher yields on longer-term investments. This policy also means that should interest rates decline, the yield of the Fund will decline, and the Fund and its shareholders will forgo the opportunity for capital appreciation of its portfolio investments and of their shares. Should interest rates increase, however, the yield of the Fund will increase, and the Fund and its shareholders will diminish the risk of capital depreciation of its portfolio investments and of their shares. There is no limitation on the percentage of the Fund's assets that may be invested in variable rate obligations. However, the Fund will limit the value of its investments in any variable rate securities that are illiquid and in all other illiquid securities to 10% or less of its net assets.

         Floating  rate  obligations  also are not fixed,  but are  adjusted  as
specified   benchmark   interest  rates  change.   In  other   respects,   their
characteristics are similar to variable rate notes, as discussed previously.


         As stated in the Prospectus, the Fund may also invest in floating rate and variable rate demand notes. A demand feature entitles the Fund to receive the principal amount of the instrument from the issuer or a third party (1) on no more than 30 days' notice or (2) at specified intervals, not exceeding 397 days, and upon no more than 30 days' notice. The note may be supported by an unconditional bank letter of credit guaranteeing payment of the principal or both the principal and accrued interest. The Adviser, as permitted by the SEC, may take into consideration the creditworthiness of the bank issuing the letter in making the investment decision. A change in the credit quality of the bank backing a variable rate or floating rate demand note could result in a loss to the Fund and affect its share price.


         The Board of Directors of the Corporation has approved investments by the Fund in floating rate and variable rate demand notes. The SEC permits some instruments to be deemed to have remaining maturities of 397 days or less, notwithstanding that the date on which final payment is due may be in excess of 397 days.

Repurchase Agreements


         A repurchase agreement is an agreement under which U.S. government obligations or other high-quality debt securities are acquired by the Fund from a securities dealer or bank subject to resale at a previously agreed-upon price and date. The resale price reflects an agreed interest rate effective for the period the securities are held and is unrelated to the interest rate provided by the securities. In these transactions, the securities acquired by the Fund are held by a custodian bank until resold and will be supplemented by additional collateral if necessary to maintain a total value equal to or in excess of the value of the repurchase agreement. Repurchase agreements are usually for periods of one week or less but may be for longer periods. The Fund will not enter into repurchase agreements of more than seven days duration if more than 10% of its net assets would be invested in such agreements and other illiquid investments. The Fund's income from repurchase agreements is taxable as interest income.


         The Fund may suffer a loss to the extent that proceeds from the sale upon a default of the obligation to repurchase are less than the repurchase price. In addition, if bankruptcy proceedings are commenced with respect to the seller of the security, realization upon the collateral by the Fund could be delayed or limited. However, the Fund has adopted standards for the parties with whom it will enter into repurchase agreements that the Corporation's Board believes are reasonably designed to assure that each party presents no serious risk of becoming involved in bankruptcy proceedings within the time frame contemplated by the repurchase agreement.

Trading Policies

         In seeking increased income, the Fund may not always hold its securities to maturity but may sell a security to buy another with a higher yield because of short-term market movements. This may result in high portfolio turnover. The Fund, however, does not anticipate incurring significant brokerage expenses in connection with this trading, because the transactions ordinarily are made directly with the issuer or a dealer on a net price basis.


                             INVESTMENT LIMITATIONS

         The Fund has adopted certain fundamental policies that can be changed only by the vote of a majority of the outstanding voting securities of the Fund. Under the Investment Company Act of 1940 ("1940 Act"), a "vote of a majority of the outstanding voting securities" of the Fund means the affirmative vote of the lesser of (1) more than 50% of the outstanding shares of the Fund or (2) 67% or more of the shares present at a shareholders' meeting if more than 50% of the outstanding shares are represented at the meeting in person or by proxy. As a matter of fundamental policy, the Fund may not:

         1. Borrow money, except for temporary purposes in an aggregate amount not to exceed 10% of the value of the total assets of the Fund; provided that borrowings in excess of 5% of such value will be only from banks, and the Fund will not purchase portfolio securities while its borrowings exceed 5% (interest paid on borrowed money would reduce income to the Fund);

         2. Underwrite the securities of other issuers, except insofar as the Fund may be deemed an underwriter under the Securities Act of 1933, as amended, in disposing of a portfolio security;

         3. Purchase common stocks, preferred stocks, warrants, or other equity securities;

         4. Buy or hold any real estate other than municipal bonds secured by real estate or interests therein;

         5. Buy or hold any commodity or commodity futures contracts, or any oil, gas or mineral exploration or development program;

         6. Make loans, except loans of portfolio securities and except to the extent the purchase of a portion of an issue of publicly distributed notes, bonds or other evidences of indebtedness, the entry into repurchase agreements, or deposits with banks and other financial institutions may be considered loans;

         7. Mortgage or pledge any of the Fund's assets, except to the extent, up to a maximum of 10% of the value of its total assets, necessary to secure borrowings permitted by paragraph 1;

         8. Buy securities on "margin" or make "short" sales of securities;

         9. Write or purchase put or call options, except to the extent that securities subject to stand-by commitments may be purchased as set forth under "Additional Information About Investment Objectives, Limitations, and Policies," in this Statement of Additional Information;

         10. Buy securities which have legal or contractual restrictions on resale, if the purchase causes more than 10% of the Fund's assets to be invested in illiquid securities and repurchase agreements maturing in more than seven days;

         11. Buy securities issued by any other investment company, except in connection with a merger, consolidation, acquisition or reorganization;

         12. Invest more than 5% of its total assets in securities of issuers which, including their predecessors, have been in operation for less than three years;

         13. Purchase securities of any one issuer, other than obligations issued or guaranteed by the U.S. Government, its agencies or instrumentalities, if immediately after such purchase more than 5% of the Fund's total asset value would be invested in such issuer, except that up to 25% of the Fund's total asset value may be invested without regard to such 5% limitation;


         14. Issue senior securities, except as permitted by the 1940 Act;

         15. Purchase any security if, as a result of that purchase, 25% or more of its total assets would be invested in securities having their principal business activities in the same industry, except that this limitation does not apply to securities issued or guaranteed by the U.S. government, its agencies or instrumentalities. State or local governments or subdivisions thereof are not considered members of any industry for purposes of this limitation.

         If a percentage restriction described above is complied with at the time an investment is made, a later increase or decrease in percentage resulting from a change in the value of portfolio securities or in the amount of net assets of the Fund will not be considered a violation of any of those restrictions. For purposes of fundamental policy #15, the Fund considers the "issuer" of an obligation of any state or local government or subdivision thereof to be the entity responsible for payment.


         Although demand features and stand-by commitments are techniques that are defined as "puts" under Rule 2a-7 of the 1940 Act, the Fund does not consider them to be "puts" as that term is used in the Fund's investment limitations. Demand features and stand-by commitments are features which enhance an instrument's liquidity. The Fund's investment limitation which proscribes puts is designed to prohibit the purchase and sale of put and call options and is not designed to prohibit the Fund from using techniques which enhance the liquidity of portfolio instruments.

         Except as expressly stated otherwise, the policies and limitations described in this Statement of Additional Information are not fundamental and can be changed by vote of the Board of Directors.

         The Corporation in the future may organize additional separate investment portfolios, each of which will invest in particular types of tax-exempt, interest-bearing securities and will have separate investment objectives, policies and limitations.

                 ADDITIONAL PURCHASE AND REDEMPTION INFORMATION

         The Prospectus explains that the minimum initial investment in the Fund is $1,000 and subsequent investments must be at least $500. Purchases made through the Future First Systematic Investment Plan, payroll deduction plans and plans involving automatic payment of funds from financial institutions or automatic investment of dividends from certain unit investment trusts are subject to a minimum monthly investment of only $50.

Future First Systematic Investment Plan and Transfer of Funds from Financial Institutions


         When you purchase shares through the Future First Systematic Investment Plan, Boston Financial Data Services ("BFDS"), the Fund's transfer agent, will transfer funds each month to be used to buy shares of the Fund. Legg Mason, the Fund's distributor, will send you a cumulative account statement quarterly. You may terminate the Future First Systematic Investment Plan at any time without charge or penalty. Forms to enroll in the Future First Systematic Investment Plan are available from any Legg Mason or affiliated office.


         You may also buy additional shares of the Fund through a plan permitting transfers of funds from a financial institution. Certain financial institutions may allow you, on a pre-authorized basis, to have $50 or more automatically transferred monthly for investment in shares of the Fund to:

                      Legg Mason Wood Walker, Incorporated
                                Funds Processing
                                 P.O. Box 1476
                         Baltimore, Maryland 21203-1476


         If your check is not honored by the institution it is drawn on, you may be subject to extra charges in order to cover collection costs. These charges may be deducted from your shareholder account.

Systematic Withdrawal Plan

         If you own shares with a net asset value of $5,000 or more, you may also elect to make systematic withdrawals from your Fund account of a minimum of $50 on a monthly basis. The amounts paid to you each month are obtained by redeeming sufficient shares from your account to provide the withdrawal amount that you have specified. You may change the monthly amount to be paid to you without charge not more than once a year by notifying Legg Mason or the affiliate with which you have an account. Redemptions will be made at the net asset value determined as of the close of business of the New York Stock Exchange ("Exchange") on the first day of each month. If the Exchange is not open for business on that day, the shares will be redeemed at the net asset value as determined as of the close of regular trading of the Exchange on the preceding business day. The check for the withdrawal payment will usually be mailed to you on the next business day following redemption. If you elect to participate in the Systematic Withdrawal Plan, dividends and distributions, if any, on all shares in your Fund account must automatically be reinvested in Fund shares. You may terminate the Systematic Withdrawal Plan at any time without charge or penalty. The Fund, its transfer agent, Legg Mason and its affiliates also reserve the right to modify or terminate the Systematic Withdrawal Plan at any time.

         Withdrawal payments are treated as a sale of shares rather than as a dividend or capital gain distribution. To the extent periodic withdrawals exceed reinvested dividends and distributions, if any, the amount of your original investment will be correspondingly reduced.

         The Fund will not knowingly accept purchase orders for additional shares if you maintain a Systematic Withdrawal Plan, unless your purchase is equal to at least one year's scheduled withdrawals. In addition, if you maintain a Systematic Withdrawal Plan, you may not make periodic investments under the Future First Systematic Investment Plan.

Conversion to Federal Funds

         A cash deposit made after the daily cashiering deadline of the Legg Mason office in which the deposit is made will be credited to your Legg Mason brokerage account ("Brokerage Account") on the next business day following the day of deposit, and the resulting free credit balance will be invested on the second business day following the day of receipt.

Legg Mason Premier Asset Management Account/VISA Account

         Shareholders of the Fund who have cash or negotiable securities (including Fund shares) valued at $20,000 or more in accounts with Legg Mason may subscribe to Legg Mason's Premier Asset Management Account ("Premier"). This program provides a direct link between a shareholder's Fund account and his or her Brokerage Account. Premier provides shareholders with a convenient method to invest in the Fund through their Brokerage Accounts, which includes automatic daily investment of free credit balances of $100 or more and automatic weekly investment of free credit balances of less than $100 into your designated money market fund.


         Premier is a comprehensive financial service which combines a shareholder's Fund account, a preferred customer VISA Gold debit card, a Legg Mason Brokerage Account and unlimited checkwriting with no minimum check amount. Premier is offered as an exclusive preferred customer service for shareholders of certain Legg Mason funds.


         The VISA Gold debit card may be used to purchase merchandise or services from merchants honoring VISA or to obtain cash advances (which a bank may limit to $5,000 or less, per account per day) from any bank honoring VISA.


         Checks, VISA charges and cash advances are posted to the shareholder's margin account and create automatic same-day redemptions if shares are available in the Fund. If Fund shares have been exhausted, the debits will remain in the margin account, reducing the cash available. The shareholder will receive one consolidated monthly statement which details all Fund transactions, securities activity, checkwriting activity and VISA Gold purchases and cash advances.


         BancOne Columbus ("BancOne"), 757 Carolyn Avenue, Columbus, Ohio 43271, is the Fund's agent for processing payment of VISA Gold debit card charges and clearance of checks written on the Premier Account. Shareholders are subject to BancOne's rules and regulations governing VISA accounts, including BancOne's right not to honor VISA drafts in amounts exceeding the authorization limit of the shareholder's account at the time the VISA draft is presented for payment.
The authorization limit is determined daily by taking the shareholder's Fund account balance and subtracting (1) all shares purchased by other than federal funds wired within 15 days; (2) all shares for which certificates have been issued; and (3) any previously authorized VISA transaction.


         PREFERRED CUSTOMER CARD SERVICES Unlike some other investment programs which offer the VISA card privilege, Premier also includes travel/accident insurance at no added cost when shareholders purchase travel tickets with their Premier VISA Gold debit card. Coverage is provided through VISA and extends up to $250,000.


         If a VISA Gold debit card is lost or stolen, the shareholder should report the loss immediately by contacting Legg Mason directly between the hours of 8:30 a.m. and 5:00 p.m. eastern time, or BancOne collect after hours at 1-614-248-4242. Those shareholders who subscribe to the Premier VISA account privilege may be liable for the unauthorized use of their VISA Gold debit card in amounts up to $50.

         Legg Mason is responsible for all Premier VISA Gold debit card inquiries as well as billing and account resolutions. Simply call Legg Mason Premier Client Services directly between 8:30 a.m. and 5:00 p.m. eastern time, at 1-800-253-0454 or 1-410-528-2066 with your account inquiries.

         AUTOMATIC PURCHASES OF FUND SHARES For shareholders participating in the Premier program who sell shares held in their Brokerage Account, any free credit balances of $100 or more resulting from any such sale will automatically be invested in shares of the Fund on the same business day the sale proceeds are credited to the Brokerage Account. Free credit balances of less than $100 will be invested in Fund shares weekly.

         Free credit balances arising from sales of Brokerage Account shares for cash (i.e., same-day settlement), redemption of debt securities, dividend and interest payments and deposits of $100 or more will be invested automatically in Fund shares on the next business day following the day the transaction is credited to the Brokerage Account.

         Fund shares will receive the next dividend declared following purchase (normally 12:00 noon, eastern time, on the following business day). A purchase order will not become effective until cash in the form of federal funds is received by the Fund.


         HOW TO OPEN A PREMIER ACCOUNT To subscribe to Premier services, clients must contact Legg Mason to execute both a Premier Agreement with Legg Mason and a VISA Account Application with BancOne. Legg Mason charges a fee for the Premier service, which is currently $85 per year for individuals and $100 per year for businesses and corporations. Legg Mason reserves the right to alter or waive the conditions upon which a Premier Account may be opened. Both Legg Mason and BancOne reserve the right to terminate or modify any shareholder's Premier services at their discretion.

         You may request Premier Account status by filling out the Premier Asset Management Account Agreement and Check Application which can be obtained from your financial advisor. You will receive your VISA Gold debit card (if applicable) from BancOne. The Premier VISA Gold debit card may be used at over 8 million locations, including 23,000 ATMs, in 24 countries around the world. Premier checks will be sent to you directly. There is no limit to the number of checks you may write against your Premier account.


         Shareholders should be aware that the various features of the Premier program are intended to provide easy access to assets in their accounts and that the Premier Account is not a bank account. Additional information about the Premier program is available by calling your Legg Mason or affiliated investment executive or Legg Mason's Premier Client Services.

Other Information Regarding Redemption

         The Fund reserves the right to modify or terminate the check, wire, telephone or VISA Gold card redemption services described in the Prospectus and this Statement of Additional Information at any time.

         You may request the Fund's checkwriting service by sending a written request to Legg Mason. State Street Bank and Trust Company ("State Street"), the Fund's custodian, will supply you with checks which can be drawn on an account of the Fund maintained with State Street. When honoring a check presented for payment, the Fund will cause State Street to redeem exactly enough full and fractional shares in your account to cover the amount of the check. Canceled checks will be returned to you.


         Check redemption is subject to State Street's rules and regulations governing checking accounts. Checks should not be used to close a Fund account, because when the check is written you will not know the exact value of the account, including accrued dividends, on the day the check clears. Persons who obtained certificates for their shares may not use the checkwriting service.


         The date of payment for a redemption may not be postponed for more than seven days, and the right of redemption may not be suspended except (a) for any period during which the Exchange is closed (other than for customary weekend and holiday closings), (b) when trading in markets the Fund normally utilizes is restricted or an emergency, as defined by rules and regulations of the SEC, exists, making disposal of the

Fund's investments or determination of its net asset value not reasonably practicable, or (c) for such other periods as the SEC, by order, may permit for protection of the Fund's shareholders. In the case of any such suspension, you may either withdraw your request for redemption or receive payment based upon the net asset value next determined after the suspension is lifted.

         The Fund further reserves the right, under certain conditions, to honor any request or combination of requests for redemption from the same shareholder in any 90-day period, totalling $250,000 or 1% of the net assets of the Fund, whichever is less, by making payment in whole or in part by securities valued in the same way as they would be valued for purposes of computing the Fund's net asset value per share. If payment is made in securities, a shareholder should expect to incur brokerage expenses in converting those securities into cash and will be subject to fluctuation in the market price of those securities until they are sold. The Fund does not redeem "in kind" under normal circumstances, but would do so where the Adviser determines that it would be in the best interests of the shareholders as a whole.

         Although the Fund may elect to redeem any shareholder account with a current value of less than $500, the Fund will not redeem accounts that fall below $500 solely as a result of a reduction in net asset value per share.


                       HOW THE FUND'S YIELD IS CALCULATED


         The current annualized yield for the Fund is based upon a seven-day period and is computed by determining the net change in the value of a hypothetical account in the Fund. The net change in the value of the account includes the value of dividends and of additional shares purchased with dividends, but does not include realized gains and losses or unrealized appreciation and depreciation. In addition, the Fund may use a compound effective annualized yield quotation which is calculated, as prescribed by SEC regulations, by adding one to the base period return (calculated as described above), raising the sum to a power equal to 365 divided by 7, and subtracting one.


         The Fund's yield may fluctuate daily depending upon such factors as the average maturity of its securities, changes in investments, changes in interest rates and variations in operating expenses. Therefore, current yield does not provide a basis for determining future yields. The fact that the Fund's current yield will fluctuate and that shareholders' principal is not guaranteed or insured should be considered in comparing the Fund's yield with yields on fixed-yield investments, such as insured savings certificates. In comparing the yield of the Fund to other investment vehicles, consideration should be given to the investment policies of each, including the types of investments owned, lengths of maturities of the portfolios, the method used to compute the yield and whether there are any special charges that may reduce the yield.


         The Fund from time to time also may advertise its tax-equivalent yield and tax-equivalent effective yield, based on a recently ended seven-day period. These quotations are calculated by dividing that portion of the Fund's yield (or effective yield, as the case may be) that is tax-exempt by 1 minus a stated income tax rate and adding the product to that portion, if any, of the Fund's yield that is not tax-exempt. Assuming a maximum tax rate of 39.6%, the Fund's tax-equivalent yield and tax-equivalent effective yield for the seven-day period ended December 31, 1996 were 5.22% and 5.30%, respectively.


Other Information

         The Fund's performance data quoted in advertising and other promotional materials ("Performance Advertisements") represent past performance and are not intended to predict or indicate future results. The return on an investment in the Fund will fluctuate. In Performance Advertisements, the Fund may compare its taxable or tax-free yield with data published by Lipper Analytical Services, Inc. for money funds ("Lipper"), CDA Investment Technologies, Inc. ("CDA"), IBC/Donoghue's Money Market Fund Report ("Donoghue"), Wiesenberger Investment Companies Service ("Wiesenberger") or Investment Company Data Inc. ("ICD"), or with the performance of recognized stock and other indexes, including (but not limited to) the Standard & Poor's 500 Composite Stock Price Index ("S&P 500"), the Dow Jones Industrial Average ("Dow Jones") and the Consumer Price Index as published by the U.S. Department of Commerce. The Fund also may refer in such materials to mutual fund performance rankings and other data, such as comparative asset, expense and fee levels, published by Lipper, CDA, Donoghue, Wiesenberger or ICD. Performance Advertisements also may refer to discussions of the Fund and comparative mutual fund data and ratings reported in independent periodicals, including (but not limited to) THE WALL STREET JOURNAL, MONEY, FORBES, BUSINESS WEEK, FINANCIAL WORLD, BARRON'S, THE NEW YORK TIMES and FORTUNE.

         The Fund may include discussions or illustrations of the effects of compounding in Performance Advertisements. "Compounding" refers to the fact that, if dividends or other distributions on an investment in the Fund are reinvested in additional Fund shares, any future income or capital appreciation of the Fund will increase the value, not only of the original Fund investment, but also of the additional Fund shares received through reinvestment. As a result, the value of the Fund investment will increase more quickly than if dividends or other distributions were paid in cash.

         The Fund may also compare its performance with the performance of bank certificates of deposit ("CDs") as measured by the CDA Investment Technologies, Inc., Certificate of Deposit Index and the Bank Rate Monitor National Index. In comparing the Fund's performance to CD performance, investors should keep in mind that bank CDs are insured in whole or in part by an agency of the U.S.
Government and offer fixed principal and fixed or variable rates of interest, and that bank CD yields may vary depending on the financial institution offering the CD and prevailing interest rates. Fund shares are not insured or guaranteed by the U.S. Government or any agency thereof and returns on such shares will fluctuate. While the Fund seeks to maintain a stable net asset value of $1.00 per share, there can be no assurance that it will be able to do so.

         Fund advertisements may reference the history of the distributor and its affiliates, and the education and experience of the portfolio manager. The Fund may also include in advertising biographical information on key investment and managerial personnel. Advertisements may also describe techniques the Adviser employs in selecting among the sectors of the fixed-income market and adjusting average portfolio maturity. In particular, the advertisements may focus on the technique of "value investing." With value investing, the Adviser invests in those securities it believes to be undervalued in relation to the long-term earning power or asset value of their issuers. Securities may be undervalued because of many factors, including market decline, poor economic conditions, tax-loss selling, or actual or anticipated unfavorable developments affecting the issuer of the security.

         In advertising, the Fund may illustrate hypothetical investment plans designed to help investors meet long-term financial goals, such as saving for a child's college education or for retirement. Sources such as the Internal Revenue Service, the Social Security Administration, the Consumer Price Index and Chase Global Data and Research may supply data concerning interest rates, college tuitions, the rate of inflation, Social Security benefits, mortality statistics and other relevant information. The Fund may use other recognized sources as they become available.

         The Fund may use data prepared by Ibbotson Associates of Chicago, Illinois ("Ibbotson") to compare the returns of various capital markets and to show the value of a hypothetical investment in a capital market. Ibbotson relies on different indices to calculate the performance of common stocks, corporate and government bonds and Treasury bills.

         The Fund may illustrate and compare the historical volatility of different portfolio compositions where the performance of stocks is represented by the performance of an appropriate market index, such as the S&P 500 and the performance of bonds is represented by a nationally recognized bond index, such as the Lehman Brothers Long-Term Government Bond Index.

         The Fund may discuss Legg Mason's tradition of service. Since 1899, Legg Mason and its affiliated companies have helped investors meet their specific investment goals and have provided a full spectrum of financial services. Legg Mason affiliates serve as investment advisors for private accounts and mutual funds with assets of more than $43 billion as of March 31, 1997.


                           ADDITIONAL TAX INFORMATION

Federal Tax

         In order to continue to qualify for treatment as a regulated investment company ("RIC") under the Internal Revenue Code of 1986, as amended ("Code"), the Fund must distribute annually to its shareholders at least 90% of the sum of its net interest income excludable from gross income under section 103(a) of the Code plus its investment company taxable income (generally, taxable net investment income plus net short-term capital gain, if any) and must meet several additional requirements. These requirements include the following: (1) the Fund must derive at least 90% of its gross income each taxable year from dividends, interest, payments with respect to securities loans, and gains from the sale or other disposition of securities, or other income derived with respect to its business of investing in securities; (2) the Fund must derive less than 30% of its gross income each taxable year from the sale or other disposition of securities held for less than three months; (3) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. government securities and other securities, with those other securities limited, in respect of any one issuer, to an amount that does not exceed 5% of the value of the Fund's total assets; and (4) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its total assets may be invested in the securities (other than U.S. government securities) of any one issuer.


         If the Fund receives tax-exempt interest attributable to certain "private activity bonds," a proportionate part of the exempt-interest dividends paid by the Fund will be a TPI. Exempt-interest dividends received by a corporate shareholder also may be indirectly subject to the alternative minimum tax, without regard to whether the Fund's tax-exempt interest was attributable to those bonds. Private activity bonds are issued by or on behalf of public authorities to finance various privately operated facilities.


         If the Fund invests in instruments that generate taxable income, distributions of the interest earned thereon will be taxable to the Fund's shareholders as ordinary income to the extent of the Fund's earnings and profits. Moreover, if the Fund realizes capital gains as a result of market transactions, any distributions of those gains will be taxable to its shareholders.

         If Fund shares are sold at a loss after being held for six months or less, the loss will be disallowed to the extent of any exempt-interest dividends received with respect to those shares.

         Entities or persons who are "substantial users" (or persons related to "substantial users") of facilities financed by industrial development bonds or private activity bonds should consult their tax advisers before purchasing Fund shares. For users of certain of these facilities, the interest on those bonds is not exempt from federal income tax. For these purposes, a "substantial user" generally includes a "non-exempt person" who regularly uses in trade or business a part of a facility financed from the proceeds of industrial development bonds or private activity bonds.

         Up to 85% of social security and railroad retirement benefits may be included in taxable income for recipients whose adjusted gross income (including income from tax-exempt sources such as the Fund) plus 50% of their benefits exceeds certain base amounts. Exempt-interest dividends from the Fund are still tax-exempt to the extent described in the Prospectus; they are only included in the calculation of whether a recipient's income exceeds certain established amounts.

         The Fund is required to withhold 31% of taxable dividends payable to any individuals and certain other noncorporate shareholders who do not provide the Fund with a certified taxpayer identification number or who otherwise are subject to backup withholding.

         The Fund will be subject to a nondeductible 4% excise tax to the extent it fails to distribute substantially all of its taxable ordinary income by the end of the calendar year and capital gain net income for the one-year period ending on October 31 of that year, plus certain other amounts.

State and Local Income Tax

         The exemption of certain interest income for federal income tax purposes does not necessarily result in exemption of such income under the income or other tax laws of any state or local taxing authority. A shareholder may be exempt from state and local taxes on distributions of interest income derived from obligations of the state and/or localities of the state in which he or she is a resident, but generally will be taxed on income derived from obligations of other jurisdictions. Shareholders receive notification annually of the portion of the Fund's tax-exempt income attributable to each state. Shareholders should consult their tax advisers about the tax status in their own states and localities of distributions from the Fund.

                              VALUATION OF SHARES

         The Fund attempts to stabilize the value of a share at $1.00. Net asset value will not be calculated on days when the Exchange is closed. The Exchange currently observes the following holidays: New Year's Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving and Christmas.

Use of the Amortized Cost Method

         The Board of Directors has determined that the interests of shareholders are best served by using the amortized cost method for determining the value of portfolio instruments. Under this method, portfolio instruments are valued at acquisition cost, adjusted for amortization of premium or accumulation of discount, rather than at current market value. The Board of Directors periodically assesses the appropriateness of this method of valuation.

         The Fund's use of the amortized cost method depends on its compliance with Rule 2a-7 under the 1940 Act. Under that Rule, the Board of Directors must establish procedures reasonably designed to stabilize the net asset value at $1.00 per share, as computed for purposes of distribution and redemption, taking into account current market conditions and the Fund's investment objective.

Monitoring Procedures

         The Fund's procedures include monitoring the relationship between the amortized cost value per share and net asset value per share based upon available indications of market value. If there is a difference of more than 0.5% between the two, the Board of Directors will take any steps it considers appropriate (such as shortening the dollar-weighted average portfolio maturity) to minimize any material dilution or other unfair results arising from differences between the two methods of determining net asset value.

Investment Restrictions


         Rule 2a-7 requires the Fund to limit its investments to instruments that, in the opinion of the Board of Directors or its delegate, present minimal credit risk and are rated in one of the two highest short-term ratings categories by a requisite number of nationally recognized statistical rating organizations or, if unrated (as defined in the Rule), are determined to be of comparable quality. The Rule requires the Fund to maintain a dollar-weighted average portfolio maturity appropriate to the objective of maintaining a stable net asset value of $1.00 per share and in any event not more than 90 days. In addition, under the Rule, no instrument with a remaining maturity (as defined in the Rule) of more than 397 days can be purchased by the Fund, except that the Fund may hold securities with maturities greater than 397 days as collateral for repurchase agreements and other collateralized transactions of short duration. However, the Rule permits the Fund to treat certain floating and variable rate demand notes as having maturities of 397 days or less, even if the notes specify a final repayment date more than 397 days in the future.

         Should the disposition of a portfolio security result in a dollar-weighted average portfolio maturity of more than 90 days, the Fund will invest its available cash to reduce the average maturity to 90 days or less as soon as possible.

         The Fund usually holds portfolio securities to maturity and realizes par, unless the Adviser determines that sale or other disposition is appropriate in light of the Fund's investment objective. Under the amortized cost method of valuation, neither the amount of daily income nor the net asset value is affected by any unrealized appreciation or depreciation of the portfolio.

         In periods of declining interest rates, the indicated daily yield on shares of the Fund, which is computed by dividing the annualized daily income on the Fund's investment portfolio by the net asset value computed as above, may tend to be higher than a similar computation made by using a method of valuation based upon market prices and estimates.

         In periods of rising interest rates, the indicated daily yield on shares of the Fund computed the same way may tend to be lower than a similar computation made by using a method of calculation based upon market prices and estimates.


                    THE CORPORATION'S DIRECTORS AND OFFICERS

         The Corporation's officers are responsible for the operation of the Corporation under the direction of the Board of Directors. The Corporation's officers and directors and their principal occupations during the past five years are set forth below. An asterisk (*) indicates those officers and/or directors who are "interested persons" of the Corporation as defined in the 1940 Act, because of their relationship to Legg Mason or the Adviser. The address of each officer and director is 111 South Calvert Street, Baltimore, Maryland 21202, unless otherwise indicated.


         JOHN F. CURLEY, JR.*, [07/24/39] Chairman of the Board and Director; Vice Chairman and Director of Legg Mason Wood Walker, Inc. and Legg Mason, Inc.; Director of Legg Mason Fund Adviser, Inc. and Western Asset Management Company; Officer and/or Director of various other affiliates of Legg Mason, Inc.; President and Director of three Legg Mason funds; Chairman of the Board and Director of three Legg Mason funds; President and/or Chairman of the Board and Trustee of two Legg Mason funds.


         EDMUND J. CASHMAN, JR.*, [08/31/36] President and Director; Senior Executive Vice President and Director of Legg Mason, Inc.; Officer and/or Director of various other affiliates of Legg Mason, Inc.; Director of Worldwide Value Fund, Inc.; Vice Chairman and Director of one Legg Mason fund; President and Trustee of one Legg Mason fund.

         RICHARD G. GILMORE, [06/09/27] Director; 948 Kennett Way, West Chester, Pennsylvania. Independent Consultant. Director of CSS Industries, Inc. (diversified holding company engaged in manufacture and sale of decorative paper products, business forms, and specialty metal packaging); Director of PECO Energy Company (formerly Philadelphia Electric Company); Director of six Legg Mason funds; Trustee of two Legg Mason funds. Formerly: Senior Vice President and Chief Financial Officer of Philadelphia Electric Company (now PECO Energy Company); Executive Vice President and Treasurer, Girard Bank, and Vice President of its parent holding company, the Girard Company (bank holding company) and Director of Finance, City of Philadelphia.

         CHARLES F. HAUGH, [12/27/25] Director; 14201 Laurel Park Drive, Laurel, Maryland. Real Estate Developer and Investor; President and Director of Resource Enterprises, Inc. (real estate brokerage); Chairman of Resource Realty LLC (management of retail and office space); Partner in Greater Laurel Health Park Ltd. Partnership (real estate investment and development); Director of six Legg Mason funds; Trustee of two Legg Mason funds.

         ARNOLD L. LEHMAN, [07/18/44] Director; The Baltimore Museum of Art, Art Museum Drive, Baltimore, Maryland. Director of the Baltimore Museum of Art; Director of six Legg Mason funds; Trustee of two Legg Mason funds.

         JILL E. McGOVERN, [08/29/44] Director; 1500 Wilson Boulevard, Arlington, Virginia. Chief Executive Officer of the Marrow Foundation; Director of six Legg Mason funds; Trustee of two Legg Mason funds. Formerly:
Executive Director of the Baltimore International Festival (January 1991 - March
1993); Senior Assistant to the President of The Johns Hopkins University (1986-1991).

         T. A. RODGERS, [10/22/34] Director; 2901 Boston Street, Baltimore, Maryland. Principal, T. A. Rodgers & Associates (management consulting); Director of six Legg Mason funds; Trustee of two Legg Mason funds. Formerly:
Director and Vice President of Corporate Development, Polk Audio, Inc. (manufacturer of audio components) (1991-1992).

         The executive officers of the Corporation, other than those who also serve as directors, are:

         KATHI  D.  BAIR*,   [12/15/64]    Secretary  and  Assistant  Treasurer;
Secretary and Assistant Treasurer/Secretary/Assistant Secretary of seven Legg Mason funds; employee of Legg Mason.

         MARIE K. KARPINSKI*, [01/01/49] Vice President and Treasurer; Treasurer of Legg Mason Fund Adviser, Inc.; Vice President and Treasurer of eight Legg Mason funds; Secretary/Treasurer of Worldwide Value Fund, Inc.; Vice President of Legg Mason.



         Officers and directors of the Corporation who are "interested persons" of the Corporation, as defined in the 1940 Act, receive no salary or fees from the Corporation. Directors who are not interested persons of the Corporation receive an annual retainer and a per meeting fee based on the average net assets of the Fund at December 31, as follows:

           December 31                  Annual            Per Meeting
         Avg. Net Assets               Retainer               Fee
         ---------------               --------           -----------

         Up to $250 million             $  600               $150
         $250 million - $1 billion      $1,200               $300
         Over $1 billion                $2,000               $400


On April 1, 1997, the directors and officers of the Corporation beneficially owned, in the aggregate, less than 1% of the Fund's outstanding shares.

         The Commonwealth of Pennsylvania-Pennvest, Finance Building, Room 126, Harrisburg, PA 17120, owned of record and beneficially 15.06% of the Corporation's outstanding shares as of April 23, 1997.


         The Nominating Committee of the Board of Directors is responsible for the selection and nomination of disinterested directors. The Committee is composed of Messrs. Haugh, Gilmore, Lehman, Rodgers and Dr. McGovern, each of whom is a disinterested director as that term is defined in the 1940 Act.


         The following table provides certain information relating to the compensation of the Corporation's directors for the fiscal year ended December 31, 1996. None of the Legg Mason funds has any retirement plan for its directors.


COMPENSATION TABLE

                                                                                  Total Compensation From
                                         Aggregate Compensation From           Corporation and Fund Complex
 Name of Person and Position                    Corporation*                       Paid to Directors**
 ---------------------------             -----------------------------        ------------------------------
John F. Curley, Jr. -
Chairman of the Board and Director       None                                  None

Edmund J. Cashman, Jr.
President and Director                   None                                  None

Richard G. Gilmore -
Director                                 $2,000                                $25,100

Charles F. Haugh -
Director                                 $2,000                                $25,600

Arnold L. Lehman -
Director                                 $2,000                                $25,600

Jill E. McGovern -
Director                                 $2,000                                $25,600

T. A. Rodgers -
Director                                 $2,000                                $25,100



     * Represents fees paid to each director during the fiscal year ended December 31, 1996.
     ** Represents aggregate compensation paid to each director during the calendar year ended December 31, 1996.
There are nine open-end investment companies in the Legg Mason Complex (with a total of seventeen funds).


                         THE FUND'S INVESTMENT ADVISER


         The Adviser, located at 111 South Calvert Street, Baltimore, Maryland 21202, is a wholly owned subsidiary of Legg Mason, Inc., which also is the parent of Legg Mason . The Adviser serves as the Fund's investment adviser and manager under an Investment Advisory and Management Agreement ("Advisory
Agreement") dated July 1, 1983 that was most recently approved by the Corporation's Board of Directors, including a majority of the directors who are not "interested persons" of the Fund or the Adviser, on November 15, 1996. The Advisory Agreement provides that, subject to overall direction by the Board of Directors, the Adviser manages the investment and other affairs of the Fund. The Adviser is responsible for managing the Fund consistent with the Fund's investment objectives and policies described in the Prospectus and this Statement of Additional Information. The Adviser also is obligated to (a) furnish the Fund with office space and executive and other personnel necessary for the operations of the Fund; (b) supervise all aspects of the Fund's operations; (c) bear the expense of certain informational and purchase and redemption services to Fund shareholders; (d) arrange, but not pay for, the periodic updating of prospectuses, proxy material, tax returns and reports to shareholders and state and federal regulatory agencies; and (e) report regularly to the Corporation's officers and directors. The Adviser and its affiliates pay all the compensation of directors and officers of the Corporation who are employees of the Adviser. The Fund is obligated to pay all its other expenses which are not assumed by the Adviser. These expenses include, among others, interest expense, taxes, auditing and accounting fees, distribution fees, fees and expenses of the independent directors of the Corporation, brokerage fees and commissions, expenses of preparing prospectuses and of printing and distributing prospectuses annually to existing shareholders, custodian charges, transfer agency fees, legal expenses, insurance expenses, association membership dues, governmental fees, expenses of registering and qualifying Fund shares for sale under federal and state law, and the expense of reports to existing shareholders, shareholders' meetings and proxy solicitations. The Fund is also obligated to pay the expenses for maintenance of its financial books and records, including computation of the Fund's daily net asset value per share and dividends. The Fund is also liable for such nonrecurring expenses as may arise, including litigation to which the Fund may be a party. The Corporation may have an obligation to indemnify its directors and officers with respect to any litigation.

         Under the Advisory Agreement, the Adviser will not be liable for any error of judgment or mistake of law or for any loss suffered by the Fund in connection with the performance of the Advisory Agreement, except that the Adviser may be liable for a loss resulting from a breach of fiduciary duty with respect to the receipt of compensation for services or a loss resulting from willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard by it of its obligations or duties thereunder.


         As explained in the Prospectus, the Adviser receives for its services a fee, calculated daily and payable monthly, at an annual rate of 0.50% of the average daily net assets of the Fund. For the years ended December 31, 1996, 1995 and 1994, the Fund paid the Adviser fees of $1,373,646, $1,178,059 and $1,224,832, respectively.


         The Advisory Agreement terminates automatically upon assignment and is terminable at any time without penalty by vote of the Corporation's Board of Directors, by vote of a majority of the Fund's outstanding voting securities, or by the Adviser, on not less than 60 days' notice to the Fund and may be terminated immediately upon the mutual written consent of the Adviser and the Fund.


         Under the Advisory Agreement, the Fund has the non-exclusive right to use the name "Legg Mason" until that Agreement is terminated or until the right is withdrawn in writing by the Adviser.

         To mitigate the possibility that the Fund will be affected by personal trading of employees, the Corporation and the Adviser have adopted policies that restrict securities trading in the personal accounts of portfolio managers and others who normally come into advance possession of information on portfolio transactions. These policies comply, in all material respects, with the recommendations of the Investment Company Institute.

                             THE FUND'S DISTRIBUTOR


         Legg Mason acts as distributor of the Fund's shares pursuant to an Underwriting Agreement with the Corporation. The Underwriting Agreement obligates Legg Mason to promote the sale of Fund shares and to pay certain expenses in connection with its distribution efforts, including any compensation to its financial advisors, the printing and distribution of prospectuses and periodic reports used in connection with the offering to prospective investors (after the prospectuses and reports have been prepared, set in type and mailed to existing shareholders at the Fund's expense) and for supplementary sales literature and advertising costs.

         The Board of Directors of the Corporation has adopted a Distribution and Shareholder Services Plan ("Plan") pursuant to Rule 12b-1 under the 1940 Act.

The Plan provides that as compensation for Legg Mason's ongoing services to investors in the Fund and its activities and expenses related to the sale and distribution of shares, the Fund may pay Legg Mason a fee at an annual rate of up to 0.20% of its average daily net assets. However, Legg Mason has agreed that it will not request payment of more than 0.10% annually from the Fund during the first two years following implementation of the Plan. Effective January 10, 1997, the Fund began compensating Legg Mason for distribution costs and services at this 0.10% annual rate. The distribution fee is computed daily and paid monthly. The fees received by Legg Mason during any year may be more or less than its costs of providing distribution and shareholder services for the Fund.




         As required by Rule 12b-1 under the 1940 Act, the Plan was most recently approved by the Board of Directors, including a majority of the directors who are not "interested persons" of the Fund and who have no direct or indirect financial interest in the operation of the Plan or in the Underwriting Agreement ("12b-1 directors"), on November 15, 1996. In accordance with the requirements of Rule 12b-1, the directors considered various factors in approving and continuing the Plan, including the amount of the distribution fee, and determined that there is a reasonable likelihood that the Plan will benefit the Fund and its shareholders. The directors noted that, to the extent the Plan results in additional sales of Fund shares, the Plan may enable the Fund to achieve economies of scale that could reduce expenses and to minimize the prospects that the Fund will experience net redemptions and the accompanying disruption of portfolio management.

         The Plan continues in effect only so long as it is approved at least annually by the vote of a majority of the Board of Directors, including a majority of the 12b-1 directors, cast at a meeting called for the purpose of voting on the Plan. The Plan may be terminated by vote of a majority of the 12b-1 directors or by a vote of a majority of the outstanding voting securities of the Fund (as defined in the 1940 Act). Any change in the Plan that would materially increase the distribution cost to the Fund requires shareholder approval; otherwise, the Plan may be amended by the directors, including a majority of the 12b-1 directors.

         In accordance with Rule 12b-1, the Plan provides that Legg Mason will give to the Corporation's Board of Directors, and the directors will review at least quarterly, a written report of any amounts expended pursuant to the Plan and the purposes for which expenditures were made. In addition, so long as the Plan is in effect, the selection and nomination of the disinterested directors will be committed to the discretion of such disinterested directors.


                      PORTFOLIO TRANSACTIONS AND BROKERAGE


         The Advisory Agreement authorizes the Adviser (subject to the overall direction of the Corporation's Board of Directors) to select brokers and dealers to execute purchases and sales of the Fund's portfolio securities. It directs the Adviser to use its best efforts to obtain the best available price and most favorable execution with respect to all transactions for the Fund. The Adviser undertakes to execute each transaction at a price and commission that provides the most favorable total cost or proceeds reasonably obtainable under the circumstances. The Fund's portfolio securities are generally purchased without a stated commission, either directly from the issuer or from dealers who specialize in municipal bonds and money market instruments. Prices paid to a dealer generally include a "spread," which is the difference between the price at which the dealer is willing to purchase and sell the specific security at the time, and includes the dealer's normal profit. To the extent that the execution and price offered by more than one dealer are comparable, the Adviser may, at its discretion, effect transactions in portfolio securities with dealers who provide the Fund with research, advice or other services. Since the commencement of operations on July 14, 1983, the Fund has incurred no brokerage commissions.


         Portfolio securities are not purchased from or sold to the Adviser or Legg Mason or any "affiliated person" (as defined in the 1940 Act) thereof, except in accordance with SEC rules or actions. The Corporation's Board of Directors has adopted procedures in conformity with Rule 10f-3 under the 1940 Act whereby the Fund may purchase securities that are offered in underwritings in which Legg Mason or other affiliated persons are participants, though no such purchases have occurred since commencement of operations.


         Investment decisions for the Fund are made independently from those of other funds and accounts advised by the Adviser. However, the same security may be held in the portfolios of more than one fund or account. When two or more accounts simultaneously engage in the purchase or sale of the same security, the prices and amounts will be equitably allocated to each account. In some cases, this procedure may adversely affect the price or quantity of the security available to a particular account. In other cases, however, an account's ability to participate in large-volume transactions may produce better executions and prices.


                        THE CORPORATION'S CUSTODIAN AND
                     TRANSFER AND DIVIDEND-DISBURSING AGENT

           State Street Bank and Trust Company, P.O. Box 1713, Boston, MA 02105 serves as custodian of the Fund's assets. Boston Financial Data Services, P.O. Box 953, Boston, MA 02103 serves as transfer and dividend-disbursing agent for the Fund and administrator of various shareholder services.

                        THE CORPORATION'S LEGAL COUNSEL

         Kirkpatrick   &  Lockhart  LLP,  1800   Massachusetts   Avenue,   N.W.,
Washington, D.C., 20036-1800, serves as counsel to the Corporation.

                   THE CORPORATION'S INDEPENDENT ACCOUNTANTS

         Coopers & Lybrand L.L.P., 217 East Redwood Street, Baltimore, MD 21202, is the Corporation's independent accountants.

                              FINANCIAL STATEMENTS


         The Fund's Statement of Net Assets as of December 31, 1996; the Statement of Operations for the year ended December 31, 1996; the Statement of Changes in Net Assets for the years ended December 31, 1996 and 1995; the Financial Highlights for the periods presented; the Notes to Financial Statements; and the Report of Independent Accountants, each of which is included in the Annual Report to Shareholders of the Fund dated December 31, 1996, are hereby incorporated by reference in this Statement of Additional Information.

                                   APPENDIX A

                             RATINGS OF SECURITIES

1.  Description of Moody's Investors Service, Inc. ("Moody's") Ratings

         MUNICIPAL BONDS which are rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edge." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make long-term risks appear somewhat larger than in Aaa securities.

         MUNICIPAL NOTES Moody's ratings for state and municipal short-term obligations are designated Moody's Investment Grade ("MIG") and for variable rate demand obligations are designated Variable Moody's Investment Grade
("VMIG"). The rating MIG recognizes the differences between short-term credit risk and long-term credit risk, while VMIG differentiates variable rate demand obligations to reflect such characteristics as payment upon periodic demand rather than fixed maturity dates and payment relying on external liquidity. Notes bearing the designation MIG-1 or VMIG-1 are of the best quality, enjoying strong protection by established cash flows, superior liquidity support or demonstrated broad-based access to the market for refinancing. Notes bearing the designation MIG-2 or VMIG-2 are judged to be of high quality, with margins of protection ample although not so large as in the preceding group.

         COMMERCIAL PAPER The ratings Prime-1 and Prime-2 are the two highest commercial paper ratings assigned by Moody's. Among the factors considered in assigning ratings are the following: (1) leading market positions in well-established industries; (2) high rates of return on funds employed; (3) conservative capitalization structure with moderate reliance on debt and ample asset protection; (4) broad margins in earnings coverage of fixed financial charges and high internal cash generation; and (5) well-established access to a range of financial markets and assured sources of alternate liquidity. Relative strength or weakness of the above factors determines whether the issuer's commercial paper is rated Prime-1, -2, or -3.

2.  Description of Standard & Poor's ("S&P") Ratings

         MUNICIPAL BONDS rated AAA by S&P are the highest grade obligations. This rating indicates an extremely strong capacity to pay interest and repay principal. Bonds rated AA have a very strong capacity to pay interest and repay principal and differ from AAA issues only in small degree.

         MUNICIPAL NOTES Municipal notes with maturities of three years or less are usually given note ratings (designated SP-1, -2, or -3) by S&P to distinguish more clearly the credit quality of notes as compared to bonds. Notes rated SP-1 have a very strong or strong capacity to pay principal and interest. Those issues determined to possess overwhelming safety characteristics are given the designation SP-1+.

         COMMERCIAL PAPER The highest commerical paper rating assigned by S&P, A-1, indicates that the degree of safety regarding timely payment is strong. Those issues determined to possess extremely strong safety characteristics are given the designation A-1+. Commerical paper rated A-2 has a satisfactory capacity for timely payment. However, the relative degree of safety is not as high for issues designated A-1.

                       Legg Mason Tax Exempt Trust, Inc.

Part C.           Other Information

Item 24.          Financial Statements and Exhibits


         (a) Financial Statements: The financial statements of the Fund for the year ended December 31, 1996 and the report thereon of the independent accountants are incorporated into the Statement of Additional Information by reference to the Annual Report to Shareholders for the same period.

           The Fund's Financial Data Schedule appears as Exhibit 27.


         (b)      Exhibits

       (1)        (a)  Charter -- filed herewith
                  (b)  Charter Amendment -- filed herewith
       (2)        (a)  Amended By-Laws -- filed herewith
                  (b) Amendment to By-Laws (effective May 10, 1991) -- filed herewith
       (3)  Voting Trust Agreement - none
       (4)  Specimen Security -- none
       (5)  Investment Advisory and Management Agreement -- filed herewith
       (6)        (a) Underwriting Agreement -- filed herewith
                  (b) Underwriting Agreement -- filed herewith
       (7)  Bonus, profit sharing or pension plans - none
       (8)  Custodian Agreement -- filed herewith
       (9)  Transfer Agent and Service Agreement -- filed herewith
       (10) Opinion and Consent of Counsel -- filed herewith
       (11) Other opinions, appraisals, rulings and consents-Accountant's consent -- filed herewith
       (12) Financial statements omitted from prospectus -- none
       (13) Agreement for providing initial capital -- filed herewith
       (14) Prototype Retirement Plan -- none
       (15)       (a) Plan pursuant to Rule 12b-1 -- filed herewith
                  (b)  Plan pursuant to Rule 12b-1 -- filed herewith
       (16) Schedule for Computation of Performance Quotations -- filed herewith
       (18) Plan pursuant to Rule 18f-3 - none
       (27) Financial Data Schedule - filed herewith



Item 25.    Persons Controlled By or Under Common Control with Registrant

            None

Item 26.    Number of Holders of Securities

                                       Number of Record Shareholders

Title of Class                              as of April 18, 1997
--------------                            ------------------------




Shares of Common Stock,
par value $0.001 per share                          6,874



Item 27.          Indemnification

     Article Thirteenth of the Registrant's Articles of Incorporation  provides:
"The Corporation shall indemnify its present and past directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, to the maximum extent permitted by applicable law, in such manner as may be provided in the By-Laws; provided, that no director, officer, investment adviser or principal underwriter of the Corporation shall be indemnified in violation of Section 17(i) of the 1940 Act. The Corporation may purchase and maintain insurance on behalf of any person who is or was a director, officer or employee or agent of the Corporation, or is or was serving at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or other enterprise against any liability asserted against him and incurred by him in any such capacity or arising out of his status as such, whether or not the Corporation would have the power to indemnify him against such liability."

     Article X of the Registrant's By-laws provides: "The Corporation shall indemnify its present and past directors, officers, employees, and agents, and persons who are serving or have served at the request of the Corporation as a director, officer, employee or agent of another corporation, partnership, joint venture, trust or enterprise, to the maximum extent provided and allowed by Md. Corp. and Assns. Code ss.2-418, as amended from time to time, or any other applicable provision of law. Notwithstanding anything herein to the contrary, no director, officer, investment adviser or principal underwriter of the Corporation shall be indemnified in violation of Section 17(i) of the Investment Company Act of 1940, as amended. The directors of the corporation may provide such liability insurance to the persons named herein as is authorized by the Corporation's Articles of Incorporation."

     Pursuant to the Registrant's agreement with its principal underwriter, the Registrant has agreed to indemnify the underwriter from and against any and all claims, demands, liabilities and expenses (including the cost of investigating or defending such claims, demands or liabilities and any counsel fees incurred in connection therewith) which it or any controlling person may incur, under the Investment Company Act of 1940, or under common law or otherwise, arising out of or based upon any alleged untrue statement of a material fact contained in the Registrant's registration statement or prospectus or arising out of or based upon any alleged omission to state a material fact required to be stated in either thereof or necessary to make the statements in either thereof not misleading; provided, however, that the indemnity agreement, to the extent that it might require indemnity of any person who is a controlling person and who is also a director of the Registrant, may not inure to the benefit of such person unless a court of competent jurisdiction shall determine, or its shall have been determined by controlling precedent, that such result would not be against public policy as expressed in the Investment Company Act of 1940; and further provided that in no event shall anything contained in the indemnity agreement be so construed as to protect the underwriter against any liability to the Registrant or its security holders to which the underwriter would otherwise be subject by reason of willful misfeasance, bad faith, or gross negligence, in the performance of its duties, or by reason of its reckless disregard of any obligations and duties under the underwriting agreement.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

     The Registrant intends to purchase on behalf of its directors and officers insurance against any liability resulting from their service in these capacities to the extent permissable under the Articles and By-laws.

Item 28.      Business and Connections of Manager and Investment Adviser


            Legg Mason Fund Adviser, Inc. ("Fund Adviser"), the Registrant's investment adviser, is a registered investment adviser incorporated on January 20, 1982. Fund Adviser is engaged primarily in the investment advisory business. Fund Adviser also serves as investment adviser or manager for seventeen open-end investment companies, and as investment consultant for a closed-end investment company. Information as to the officers and directors of Fund Adviser is included in its Form ADV filed on June 28, 1996 with the Securities and Exchange Commission (registration number 801-16958) and is incorporated herein by reference.


Item 29.          Principal Underwriters

            (a)   Legg Mason Cash Reserve Trust
                  Legg Mason Special Investment Trust, Inc.
                  Legg Mason Value Trust, Inc.
                  Legg Mason Income Trust, Inc.
                  Legg Mason Total Return Trust, Inc.
                  Legg Mason Tax-Free Income Fund
                  Legg Mason Global Trust, Inc.
                  Legg Mason Investors Trust, Inc.
                  Western Asset Trust, Inc.

            (b)   The following  table sets forth  information  concerning  each
                  director   and   officer   of   the   Registrant's   principal
                  underwriter, Legg Mason Wood Walker, Incorporated ("LMWW").


                              Position and                    Positions and
Name and Principal            Offices with                    Offices with
Business Address*             Underwriter - LMWW              Registrant
------------------            ------------------              -------------

Raymond A. Mason              Chairman of the                 None
                              Board

John F. Curley, Jr.           Vice Chairman                  Chairman of the
                              of the Board                   Board and Director

James W. Brinkley             President and                   None
                              Director

Edmund J. Cashman, Jr.        Senior Executive               President and
                              Vice President and             Director
                              Director

Richard J. Himelfarb          Senior Executive Vice           None
                              President and
                              Director

Edward A. Taber III           Senior Executive Vice           None
                              President and
                              Director

Robert A. Frank               Executive Vice                  None
                              President and
                              Director

Robert G. Sabelhaus           Executive Vice                  None
                              President and
                              Director

Charles A. Bacigalupo         Senior Vice                     None
                              President,
                              Secretary and
                              Director

Thomas M. Daly, Jr.           Senior Vice                     None
                              President and
                              Director

Jerome M. Dattel              Senior Vice                     None
                              President and
                              Director

Robert G. Donovan             Senior Vice                     None
                              President and
                              Director

Thomas E. Hill                Senior Vice                     None
One Mill Place                President and
Easton, MD  21601             Director

Arnold S. Hoffman             Senior Vice                     None
1735 Market Street            President and
Philadelphia, PA  19103       Director

Carl Hohnbaum                 Senior Vice                     None
24th Floor                    President and
Two Oliver Plaza              Director
Pittsburgh, PA  15222

William B. Jones, Jr.         Senior Vice                     None
1747 Pennsylvania             President and
  Avenue, N.W.                Director
Washington, D.C. 20006

Laura L. Lange                Senior Vice                     None
                              President and
                              Director

Marvin H. McIntyre            Senior Vice                     None
1747 Pennsylvania             President and
  Avenue, N.W.                Director
Washington, D.C.  20006

Mark I. Preston               Senior Vice                     None
                              President and
                              Director

F. Barry Bilson               Senior Vice                     None
                              President and
                              Director

M. Walter D'Alessio, Jr.      Director                        None

1735 Market Street
Philadelphia, PA  19103

Harry M. Ford, Jr.            Senior Vice                     None
                              President

William F. Haneman, Jr.       Senior Vice                     None
One Battery Park Plaza        President
New York, New York  10005

Theodore S. Kaplan            Senior Vice                     None
                              President and
                              General Counsel

Horace M. Lowman, Jr.         Senior Vice                     None
                              President and
                              Asst. Secretary

Seth J. Lehr                  Senior Vice                     None
1735 Market St.               President
Philadelphia, PA  19103

Robert L. Meltzer             Senior Vice                     None
One Battery Park Plaza        President
New York, NY  10004

John A. Pliakas               Senior Vice                     None
99 Summer Street              President
Boston, MA  02101

Gail Reichard                 Senior Vice                     None
7 E. Redwood St.              President
Baltimore, MD  21202

Timothy C. Scheve             Senior Vice                     None
                              President and
                              Treasurer

Elisabeth N. Spector          Senior Vice                     None
                              President

Joseph Sullivan               Senior Vice                     None
                              President

Cheryl Allen                  Vice President                  None
221 West Sixth St.
Austin, TX 78701

William H. Bass, Jr.          Vice President                  None

Nathan S. Betnun              Vice President                  None

John C. Boblitz               Vice President                  None
7 E. Redwood St.
Baltimore, MD  21202

Andrew J. Bowden              Vice President                  None

D. Stuart Bowers              Vice President                  None

7 E. Redwood St.
Baltimore, MD  21202

Edwin J. Bradley, Jr.         Vice President                  None

Scott R. Cousino              Vice President                  None

John R. Gilner                Vice President                  None

Terrence R. Duvernay          Vice President                  None
1100 Poydras St.
New Orleans, LA 70163

Richard A. Jacobs             Vice President                  None

C. Gregory Kallmyer           Vice President                  None

Edward W. Lister, Jr.         Vice President                  None

Marie K. Karpinski            Vice President                  Vice President
                                                              and Treasurer

Anne S. Morse                 Vice President                  None
1735 Market St.
Philadelphia, PA 19103

Hance V. Myers, III           Vice President                  None
1100 Poydras St.
New Orleans, LA 70163

Jonathan M. Pearl             Vice President                  None
1777 Reisterstown Rd.
Pikesville, MD  21208

Douglas F. Pollard            Vice President                  None

Carl W. Riedy, Jr.            Vice President                  None

Robert W. Schnakenberg        Vice President                  None
1111 Bagby St.
Houston, TX 77002

Henry V. Sciortino            Vice President                  None
1735 Market St.
Philadelphia, PA 19103

Chris Scitti                  Vice President                  None
7 E. Redwood St.
Baltimore, MD  21202

Eugene B. Shephard            Vice President                  None
1111 Bagby St.
Houston, TX  77002-2510

Lawrence D. Shubnell          Vice President                  None

Alexsander M. Stewart         Vice President                  None
One World Trade Center
New York, NY  10048

F. James Tennies              Vice President,                 None
                              Asst. Secretary &
                              Asst. General Counsel

Robert S. Trio                Vice President                  None
1747 Pennsylvania Ave.
Washington, DC 20006

Lewis T. Yeager               Vice President                  None
7 E. Redwood St.
Baltimore, MD  21202

Joseph F. Zunic               Vice President                  None


* All addresses are 111 South Calvert Street, Baltimore, Maryland 21202, unless otherwise indicated.

             (c) The Registrant has no principal underwriter which is not an affiliated person of the Registrant or an affiliated person of such an affiliated person.


Item 30.     Location of Accounts and Records

                      State Street Bank and Trust Company
                      P. O. Box 1713
                      Boston, Massachusetts 02105

Item 31.     Management Services

                      None

Item 32.     Undertakings

                      Registrant hereby undertakes to provide each person to whom a prospectus is delivered with a copy of its latest annual report to shareholders, upon request and without charge.

                                 SIGNATURE PAGE

         Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Legg Mason Tax Exempt Trust, Inc. certifies that it meets all the requirements for effectiveness in this Post-Effective Amendment No. 20 to its Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of Baltimore and State of Maryland, on the 28th day of April, 1997.

                                      LEGG MASON TAX EXEMPT TRUST, INC.

                                      by: /s/John F. Curley, Jr.
                                          _____________________________
                                             John F. Curley, Jr.
                                             Chairman of the Board and Director

         Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment No. 20 to the Registrant's Registration Statement has been signed below by the following persons in the capacities and on the dates indicated:

Signature                           Title                         Date
---------                           -----                         ----

/s/ John F. Curley, Jr.             Chairman of the Board         April 28, 1997
--------------------------          and Director
John F. Curley, Jr.

/s/ Edmund J. Cashman, Jr.          President and Director        April 28, 1997
--------------------------
Edmund J. Cashman, Jr.

/s/ Richard G. Gilmore*             Director                      April 28, 1997
--------------------------
Richard G. Gilmore*

/s/ Charles F. Haugh*               Director                      April 28, 1997
--------------------------
Charles F. Haugh*

/s/ Arnold L. Lehman*               Director                      April 28, 1997
--------------------------
Arnold L. Lehman*

/s/ Jill E. McGovern*               Director                      April 28, 1997
--------------------------
Jill E. McGovern*

/s/ T. A. Rodgers*                  Director                      April 28, 1997
--------------------------
T.A. Rodgers*

/s/ Marie K. Karpinski              Vice President                April 28, 1997
--------------------------          and Treasurer
Marie K. Karpinski


*Signatures affixed by Marie K. Karpinski pursuant to powers of attorney,  dated
 May 18, 1992, a copy of which is filed herewith.

                               POWER OF ATTORNEY

         I, the undersigned Director of Legg Mason Tax-Exempt trust, Inc. (the "Fund") hereby severally consitute and appoint Marie K. Karpinski, Arthur J. Brown and Dana L. Platt and each of them singly my true and lawful attorney-in-fact, with full power of substitution, and with full power to sign for me and in my name in the appropriate capacity, any and all Post-Effective Amendments to the Fund's registration statement, any registration statements on Form N-14, any supplements or other instruments in connection therewith, and generally to do all such things in my name and behalf in connection therewith as said attorney-in-fact deems necessary or appropriate, to comply with the provisions of the Securities Act of 1933 and the Investment Company Act of 1940, and all related requirements of the Securities and Exchange Commission. I hereby ratify and confirm all that said attorney-in-fact or their substitutes may do or cause to be done by virtue hereof.

WITNESS my hand on the date set forth below.

Signature                                                   Date

/s/ Richard G. Gilmore                                       May 18, 1992
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Richard G. Gilmore

/s/ Charles F. Haugh                                         May 18, 1992
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Charles F. Haugh

/s/ Arnold L. Lehman                                         May 18, 1992
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Arnold L. Lehman

/s/ Jill E. McGovern                                         May 18, 1992
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Jill E. McGovern

/s/ T. A. Rodgers                                            May 18, 1992
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T.A. Rodgers